UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: July 31, 2025

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report: January 31, 2025

Diversified Equity Fund

Adviser Managed Trust: DAACX

Fund Overview

This semi-annual shareholder report contains important information about Diversified Equity Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Fund	$27	0.51%

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$375,562	1,736	$73	0%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
Rights	0.0%
Exchange Traded Fund	0.0%
Cash Equivalent	0.8%
Utilities	1.9%
Real Estate	1.9%
Materials	2.1%
Energy	2.8%
Consumer Staples	4.7%
Communication Services	8.2%
Industrials	8.3%
Health Care	8.8%
Consumer Discretionary	10.0%
Financials	13.9%
Information Technology	23.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	4.9%
Microsoft Corp	4.5%
NVIDIA Corp	4.1%
Amazon.com Inc	3.2%
Meta Platforms, Cl A	2.2%
Alphabet Inc, Cl A	1.7%
Tesla Inc	1.6%
Broadcom Inc	1.5%
Alphabet Inc, Cl C	1.4%
Berkshire Hathaway Inc, Cl B	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

DAACX-SAR-25

Semi-Annual Shareholder Report: January 31, 2025

Core Fixed Income Fund

Adviser Managed Trust: AAEYX

Fund Overview

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund	$17	0.34%

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$174,660	444	$53	18%

Asset WeightingsFootnote Reference*

Value	Value
Asset-Backed Securities	0.3%
Materials	0.6%
Real Estate	0.7%
U.S. Government Agency Obligations	0.8%
Consumer Staples	1.3%
Sovereign Debt	1.8%
Information Technology	1.8%
Energy	1.9%
Communication Services	1.9%
Industrials	2.0%
Consumer Discretionary	2.0%
Utilities	2.2%
Health Care	2.8%
Financials	9.6%
Mortgage-Backed Securities	25.6%
U.S. Treasury Obligations	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/15/27	3.4%
U.S. Treasury Notes	4.000%	01/31/29	3.1%
U.S. Treasury Notes	3.750%	12/31/28	3.1%
U.S. Treasury Notes	4.375%	12/15/26	2.9%
U.S. Treasury Notes	4.000%	01/31/31	2.8%
U.S. Treasury Bonds	4.750%	11/15/43	2.6%
U.S. Treasury Bonds	4.750%	11/15/53	2.0%
U.S. Treasury Bonds	4.375%	08/15/43	1.9%
U.S. Treasury Notes	3.750%	12/31/30	1.8%
FNMA	2.500%	06/01/52	1.3%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

AAEYX-SAR-25

Semi-Annual Shareholder Report: January 31, 2025

Enhanced Fixed Income Fund

Adviser Managed Trust: AAEZX

Fund Overview

This semi-annual shareholder report contains important information about Enhanced Fixed Income Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Fixed Income Fund	$22	0.43%

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$46,103	3	$20	0%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.7%
Exchange Traded Funds	98.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio High Yield Bond ETF	49.6%
SPDR Bloomberg Emerging Markets USD Bond ETF	48.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

AAEZX-SAR-25

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

January 31, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

❯	Diversified Equity Fund

❯	Enhanced Fixed Income Fund

❯	Core Fixed Income Fund

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	37
Notes to Financial Statements	38
Other Information - (Form N-CSRS Items 8-11) (Unaudited)	53

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 80.9%

Communication Services — 7.9%
Alphabet Inc, Cl A	31,956	$6,520
Alphabet Inc, Cl C	26,410	5,430
AT&T Inc	38,858	922
Charter Communications Inc, Cl A *	514	178
Comcast Corp, Cl A	20,896	703
Electronic Arts Inc	1,421	175
Fox Corp	2,156	108
Frontier Communications Parent *	1,469	53
IAC *	461	19
Interpublic Group of Cos Inc/The	2,087	60
Iridium Communications	745	21
Liberty Broadband Corp, Cl A *	105	8
Liberty Broadband Corp, Cl C *	594	46
Liberty Global, Cl A *	748	9
Liberty Global, Cl C *	947	11
Liberty Media -Liberty Formula One, Cl A *	126	11
Liberty Media -Liberty Formula One, Cl C *	1,050	100
Liberty Media -Liberty Live, Cl A *	117	8
Liberty Media -Liberty Live, Cl C *	283	21
Live Nation Entertainment Inc *	849	123
Madison Square Garden Sports *	112	25
Match Group	1,503	54
Meta Platforms, Cl A	11,938	8,227
Netflix Inc *	2,327	2,273
New York Times, Cl A	864	47
News Corp, Cl A	2,047	58
News Corp, Cl B	710	22
Nexstar Media Group Inc, Cl A	168	26
Omnicom Group Inc	1,074	93
Paramount Global, Cl A	59	1
Paramount Global, Cl B	3,458	38
Pinterest, Cl A *	3,194	105
Playtika Holding	141	1
ROBLOX, Cl A *	2,799	199
Roku Inc, Cl A *	665	55
Sirius XM Holdings	1,523	37
Spotify Technology *	994	545
Take-Two Interactive Software Inc *	902	167
TKO Group Holdings, Cl A *	425	66
T-Mobile US Inc	2,619	610
Trade Desk Inc/The, Cl A *	2,391	284
TripAdvisor Inc *	612	11
Trump Media & Technology Group *	321	10
Verizon Communications Inc	22,811	898
Walt Disney Co/The	9,866	1,115
Warner Bros Discovery *	13,107	137
ZoomInfo Technologies, Cl A *	1,580	16

		29,646
Consumer Discretionary — 9.4%
ADT Inc	1,253	10
Advance Auto Parts Inc	355	17

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Airbnb, Cl A *	2,361	$310
Amazon.com Inc *	51,041	12,131
Amer Sports *	708	23
Aptiv PLC *	1,477	92
Aramark	1,410	55
AutoNation Inc *	162	31
AutoZone Inc *	92	308
Bath & Body Works	1,234	46
Berkeley Group Holdings	128	6
Best Buy Co Inc	1,161	100
Booking Holdings Inc	184	872
BorgWarner Inc	1,239	40
Boyd Gaming Corp	378	29
Bright Horizons Family Solutions Inc *	345	42
Brunswick Corp/DE	369	25
Burlington Stores Inc *	350	99
Caesars Entertainment *	1,108	40
Capri Holdings Ltd *	655	16
CarMax Inc *	853	73
Carnival Corp *	5,409	150
Carter's Inc	224	12
Carvana Co, Cl A *	578	143
Cava Group *	415	56
Chipotle Mexican Grill, Cl A *	7,307	426
Choice Hotels International Inc	173	25
Churchill Downs Inc	382	47
Columbia Sportswear Co	216	19
Crocs *	308	31
Darden Restaurants Inc	658	128
Deckers Outdoor Corp *	858	152
Dick's Sporting Goods Inc	323	78
Dillard's Inc, Cl A	17	8
Domino's Pizza Inc	190	85
DoorDash, Cl A *	1,922	363
DR Horton Inc	1,581	224
DraftKings, Cl A *	2,445	103
Duolingo, Cl A *	199	72
Dutch Bros, Cl A *	449	28
eBay Inc	2,674	180
Etsy Inc *	626	34
Expedia Group Inc *	661	113
Five Below Inc *	295	28
Floor & Decor Holdings Inc, Cl A *	562	56
Ford Motor Co	20,949	211
GameStop, Cl A *	2,023	54
Gap Inc/The	1,166	28
Garmin Ltd	837	181
General Motors Co	6,037	299
Gentex Corp	1,223	32
Genuine Parts Co	765	89
Grand Canyon Education *	184	32
H&R Block Inc	777	43
Harley-Davidson Inc	635	17

Adviser Managed Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hasbro Inc	788	$46
Hilton Worldwide Holdings Inc	1,329	340
Home Depot	5,394	2,222
Hyatt Hotels Corp, Cl A	218	34
Kohl's Corp	659	9
Las Vegas Sands Corp	2,008	92
Lear Corp	310	29
Leggett & Platt	798	8
Lennar Corp, Cl A	1,283	168
Lennar Corp, Cl B	44	6
Light & Wonder, Cl A *	487	43
Lithia Motors, Cl A	145	55
LKQ Corp	1,443	54
Lowe's	3,099	806
Lucid Group *	4,461	12
Lululemon Athletica Inc *	650	269
Macy's Inc	1,616	25
Marks & Spencer Group	2,623	11
Marriott International Inc/MD, Cl A	1,254	364
Marriott Vacations Worldwide Corp	224	19
Mattel Inc *	1,697	32
McDonald's	3,893	1,124
MGM Resorts International *	1,253	43
Mohawk Industries Inc *	315	39
Murphy USA Inc	104	52
Newell Brands	2,264	23
NIKE Inc, Cl B	6,549	504
Nordstrom Inc	671	16
Norwegian Cruise Line Holdings Ltd *	2,508	71
NVR Inc *	16	128
Ollie's Bargain Outlet Holdings Inc *	328	37
O'Reilly Automotive Inc *	313	405
Penn Entertainment *	926	19
Penske Automotive Group Inc	120	20
Planet Fitness, Cl A *	500	54
Polaris	330	16
Pool Corp	206	71
PulteGroup Inc	1,104	126
PVH Corp	321	29
QuantumScape, Cl A *	1,546	8
Ralph Lauren Corp, Cl A	203	51
RH *	69	29
Rivian Automotive, Cl A *	4,536	57
Ross Stores	1,753	264
Royal Caribbean Cruises Ltd	1,281	342
Service Corp International/US	758	59
SharkNinja *	315	35
Skechers USA, Cl A *	715	54
Starbucks	6,133	660
Stellantis	2,888	39
Tapestry Inc	1,229	90
Tempur Sealy International Inc	895	56
Tesla Inc *	15,115	6,116

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Roadhouse Inc, Cl A	353	$64
Thor Industries	310	32
TJX Cos Inc/The	6,080	759
Toll Brothers Inc	579	79
TopBuild Corp *	171	59
Tractor Supply	2,995	163
Travel + Leisure	418	23
Ulta Beauty Inc *	268	110
Under Armour Inc, Cl A *	1,130	9
Under Armour Inc, Cl C *	1,138	9
Vail Resorts Inc	221	38
Valvoline Inc *	729	27
VF	2,096	54
Wayfair Inc, Cl A *	473	23
Wendy's Co/The	1,023	15
Whirlpool Corp	320	34
Williams-Sonoma Inc	706	149
Wingstop Inc, Cl A	155	46
Wyndham Hotels & Resorts Inc	432	45
Wynn Resorts Ltd	560	49
YETI Holdings Inc *	517	19
Yum! Brands Inc	1,552	203

		35,202
Consumer Staples — 4.4%
Albertsons, Cl A	2,240	45
Altria Group Inc	9,302	486
Archer-Daniels-Midland Co	2,613	134
BellRing Brands *	704	54
BJ's Wholesale Club Holdings Inc *	714	71
Boston Beer Co Inc/The, Cl A *	57	14
Brown-Forman Corp, Cl A	273	9
Brown-Forman Corp, Cl B	991	33
Bunge Global	784	60
Campbell Soup Co	1,026	40
Casey's General Stores	201	85
Celsius Holdings Inc *	966	24
Church & Dwight Co Inc	1,334	141
Clorox Co/The	673	107
Coca-Cola	20,973	1,331
Coca-Cola Consolidated Inc	33	45
Colgate-Palmolive Co	4,398	381
Conagra Brands Inc	2,580	67
Constellation Brands Inc, Cl A	847	153
Costco Wholesale Corp	2,411	2,362
Coty Inc, Cl A *	2,107	15
Darling Ingredients Inc *	959	36
Dollar General Corp	1,213	86
Dollar Tree Inc *	1,141	84
elf Beauty Inc *	293	29
Estee Lauder Cos Inc/The, Cl A	1,273	106
Flowers Foods Inc	1,124	22
Freshpet Inc *	273	44
General Mills Inc	2,999	180

2	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grocery Outlet Holding *	529	$9
Haleon	11,456	53
Hershey Co/The	820	122
Hormel Foods Corp	1,523	46
Ingredion Inc	353	48
J M Smucker	557	60
Kellanova	1,410	115
Kenvue	10,314	220
Keurig Dr Pepper Inc	5,818	187
Kimberly-Clark	1,792	233
Kraft Heinz Co/The	4,787	143
Kroger	3,613	223
Lamb Weston Holdings Inc	790	47
Maplebear *	903	44
McCormick & Co Inc/MD	1,367	106
Molson Coors Beverage, Cl B	944	52
Mondelez International Inc, Cl A	7,172	416
Monster Beverage Corp *	3,866	188
Nestle SA	3,490	297
PepsiCo Inc	7,427	1,119
Performance Food Group *	827	75
Philip Morris International	8,415	1,096
Pilgrim's Pride Corp *	279	13
Post Holdings Inc *	256	27
Procter & Gamble Co/The	12,848	2,133
Reynolds Consumer Products	326	9
Seaboard Corp	2	5
Spectrum Brands Holdings Inc	136	11
Sysco Corp	2,645	193
Target Corp	2,504	345
Tyson Foods, Cl A	1,509	85
US Foods Holding Corp *	1,293	92
Walgreens Boots Alliance Inc	3,894	40
Walmart Inc	23,548	2,311

		16,407
Energy — 2.7%
Antero Midstream	2,016	32
Antero Resources Corp *	1,700	63
APA	1,949	43
Baker Hughes a GE Co, Cl A	5,299	245
BP PLC	21,961	114
Cheniere Energy	1,255	281
Chesapeake Energy	1,238	126
Chevron Corp	9,308	1,389
Chord Energy	341	38
Civitas Resources	538	27
ConocoPhillips	7,048	696
Coterra Energy	4,066	113
Devon Energy Corp	3,331	114
Diamondback Energy Inc	1,044	172
DT Midstream	486	49
EOG Resources	3,114	392
EQT Corp	3,174	162

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exxon Mobil Corp	24,346	$2,601
Halliburton Co	4,668	121
Hess Corp	1,524	212
HF Sinclair	928	33
Kinder Morgan Inc/DE	10,490	288
Marathon Petroleum Corp	1,880	274
Matador Resources	633	37
New Fortress Energy, Cl A	330	5
NOV	2,347	34
Occidental Petroleum Corp	3,592	168
ONEOK Inc	3,191	310
Ovintiv	1,472	62
Permian Resources, Cl A	3,381	49
Phillips 66	2,262	267
Range Resources Corp	1,194	44
Schlumberger Ltd	7,641	308
Shell	8,326	274
Targa Resources Corp	1,163	229
Tenaris	580	11
Texas Pacific Land	102	132
Valero Energy Corp	1,737	231
Viper Energy, Cl A	503	24
Weatherford International	389	24
Williams	6,585	365

		10,159
Financials — 11.7%
Affiliated Managers Group	156	29
Affirm Holdings, Cl A *	1,326	81
Aflac Inc	3,051	328
AGNC Investment Corp ‡	4,094	41
Allstate Corp/The	1,438	277
Ally Financial Inc	1,457	57
American Express Co	3,047	967
American Financial Group Inc/OH	376	51
American International Group Inc	3,592	265
Ameriprise Financial Inc	542	294
Annaly Capital Management ‡	2,803	57
Aon, Cl A	1,062	394
Apollo Global Management	2,823	483
Arch Capital Group Ltd	1,980	184
Ares Management, Cl A	988	196
Arthur J Gallagher & Co	1,368	413
Assurant Inc	284	61
Assured Guaranty Ltd	285	27
Axis Capital Holdings Ltd	467	42
Bank of America Corp	36,165	1,674
Bank of New York Mellon Corp/The	3,989	343
Bank OZK	561	28
Berkshire Hathaway Inc, Cl B *	9,989	4,682
BlackRock Funding	799	859
Blackstone Group	3,922	695
Block, Cl A *	3,006	273
Blue Owl Capital, Cl A	2,530	66

Adviser Managed Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BOK Financial Corp	96	$11
BPER Banca SPA	1,295	9
Brighthouse Financial Inc *	406	25
Brown & Brown Inc	1,291	135
Capital One Financial Corp	2,049	417
Carlyle Group	1,241	70
Cboe Global Markets Inc	573	117
Charles Schwab Corp/The	8,071	668
Chubb	2,190	595
Cincinnati Financial Corp	835	114
Citigroup	10,374	845
Citizens Financial Group Inc	2,527	120
CME Group Inc, Cl A	1,923	455
CNA Financial Corp	164	8
Coinbase Global, Cl A *	1,068	311
Columbia Banking System Inc	1,241	35
Comerica	783	53
Commerce Bancshares Inc/MO	674	45
Corebridge Financial	1,386	47
Corpay *	363	138
Credit Acceptance Corp *	40	20
Cullen/Frost Bankers Inc	350	49
CVC Capital Partners *	247	6
Discover Financial Services	1,381	278
East West Bancorp	757	78
Equitable Holdings	1,693	92
Euronet Worldwide Inc *	218	21
Evercore Inc, Cl A	187	54
Everest Group	233	81
Eversource Energy	1,899	109
FactSet Research Systems Inc	209	99
Fidelity National Financial Inc	1,405	82
Fidelity National Information Services Inc	2,991	244
Fifth Third Bancorp	3,707	164
First American Financial	605	38
First Citizens BancShares, Cl A	62	137
First Hawaiian Inc	766	21
First Horizon National Corp	3,173	69
Fiserv Inc *	3,120	674
FNB Corp/PA	2,146	34
Franklin Resources Inc	1,535	34
Global Payments	1,344	152
Globe Life	474	58
Goldman Sachs Group Inc/The	1,707	1,093
Hanover Insurance Group Inc/The	212	32
Hartford Financial Services Group Inc/The	1,634	182
Houlihan Lokey Inc, Cl A	297	54
Huntington Bancshares Inc/OH	7,834	135
Infratil	1,121	7
Interactive Brokers Group, Cl A	559	122
Intercontinental Exchange Inc	3,042	486
Invesco Ltd	1,930	37
Jack Henry & Associates	394	69

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Janus Henderson Group	620	$28
Jefferies Financial Group	968	74
JPMorgan Chase & Co	15,284	4,085
Kemper Corp	381	26
KeyCorp	5,048	91
Kinsale Capital Group Inc	117	52
KKR	3,645	609
Lazard, Cl A	655	36
Lincoln National	1,017	36
Loews	992	85
LPL Financial Holdings Inc	410	150
M&T Bank Corp	903	182
Markel Group *	67	122
MarketAxess Holdings Inc	200	44
Marsh & McLennan Cos Inc	2,669	579
Mastercard Inc, Cl A	4,464	2,479
MetLife	3,174	275
MGIC Investment Corp	1,437	37
Moody's Corp	855	427
Morgan Stanley	6,283	870
Morningstar Inc	149	49
MSCI Inc, Cl A	421	251
Nasdaq Inc	2,218	183
Northern Trust Corp	1,114	125
Old Republic International Corp	1,398	51
OneMain Holdings, Cl A	688	38
PayPal Holdings *	5,589	495
Pinnacle Financial Partners Inc	449	56
PNC Financial Services Group Inc/The	2,149	432
Primerica Inc	190	55
Principal Financial Group Inc	1,317	109
Progressive Corp/The	3,164	780
Prosperity Bancshares Inc	525	42
Prudential Financial Inc	1,914	231
Raymond James Financial Inc	1,032	174
Regions Financial Corp	5,115	126
Reinsurance Group of America Inc, Cl A	359	82
Rithm Capital ‡	2,596	30
RLI Corp	480	35
Robinhood Markets, Cl A *	3,652	190
Rocket, Cl A *	680	9
Ryan Specialty Holdings, Cl A	547	36
S&P Global Inc	1,694	883
Shift4 Payments, Cl A *	303	36
SLM Corp	1,296	36
SoFi Technologies *	5,492	87
Starwood Property Trust Inc ‡	1,751	34
State Street Corp	1,683	171
Stifel Financial Corp	529	61
Swiss Re AG	403	62
Synchrony Financial	2,238	154
Synovus Financial Corp	863	49
T Rowe Price Group	1,205	141

4	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TFS Financial Corp	300	$4
Toast, Cl A *	2,506	103
TPG, Cl A	383	26
Tradeweb Markets, Cl A	620	79
Travelers Cos Inc/The	1,251	307
Truist Financial	7,283	347
Unipol Gruppo	463	6
Unum Group	1,056	80
US Bancorp	8,438	403
UWM Holdings	556	3
Virtu Financial Inc, Cl A	566	23
Visa Inc, Cl A	8,568	2,928
Voya Financial Inc	584	41
Webster Financial Corp	918	55
Wells Fargo & Co	18,067	1,424
Western Alliance Bancorp	542	48
Western Union Co/The	1,821	19
WEX Inc *	241	44
White Mountains Insurance Group Ltd	15	29
Willis Towers Watson PLC	565	186
Wintrust Financial Corp	359	47
WR Berkley Corp	1,629	96
Zions Bancorp NA	779	45

		43,819
Health Care — 8.5%
10X Genomics, Cl A *	552	8
Abbott Laboratories	9,363	1,198
AbbVie Inc	9,634	1,772
Acadia Healthcare Co Inc *	534	24
Agilent Technologies Inc	1,602	243
Align Technology Inc *	392	86
Alnylam Pharmaceuticals Inc *	694	188
Amedisys Inc *	192	18
Amgen Inc	2,881	822
Apellis Pharmaceuticals Inc *	596	17
Avantor *	3,663	82
Azenta *	260	14
Baxter International Inc	2,756	90
Becton Dickinson	1,545	383
Biogen Inc *	790	114
BioMarin Pharmaceutical Inc *	1,018	64
Bio-Rad Laboratories Inc, Cl A *	109	39
Bio-Techne Corp	840	62
Boston Scientific Corp *	7,950	814
Bristol-Myers Squibb	10,979	647
Bruker Corp	568	33
Cardinal Health	1,348	167
Cencora, Cl A	893	227
Centene Corp *	2,927	187
Certara *	697	10
Charles River Laboratories International Inc *	274	45
Chemed Corp	79	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cigna Group	1,493	$439
Cooper *	1,060	102
CSL	648	112
CVS Health	6,749	381
Danaher Corp	3,487	777
DaVita Inc *	252	44
DENTSPLY SIRONA Inc	1,131	22
Dexcom *	2,123	184
Doximity, Cl A *	670	40
Edwards Lifesciences Corp *	3,188	231
Elanco Animal Health Inc *	2,670	32
Elevance Health	1,247	493
Eli Lilly	4,353	3,531
Encompass Health Corp	533	53
Enovis *	304	14
Envista Holdings *	976	20
Exact Sciences *	966	54
Exelixis Inc *	1,678	56
Fortrea Holdings *	531	9
Galderma Group *	85	10
GE HealthCare Technologies	2,471	218
Gilead Sciences Inc	6,755	657
Globus Medical Inc, Cl A *	565	52
GRAIL *	143	4
GSK	5,512	96
HCA Healthcare Inc	1,033	341
Henry Schein Inc *	702	56
Hologic Inc *	1,209	87
Humana	658	193
IDEXX Laboratories *	452	191
Illumina Inc *	863	115
Incyte *	859	64
Inspire Medical Systems Inc *	172	33
Insulet Corp *	376	105
Intra-Cellular Therapies Inc, Cl A *	529	67
Intuitive Surgical Inc *	1,912	1,093
Ionis Pharmaceuticals Inc *	847	27
IQVIA Holdings Inc *	958	193
Jazz Pharmaceuticals PLC *	302	38
Johnson & Johnson	13,118	1,996
Labcorp Holdings	462	115
Masimo *	244	42
McKesson Corp	703	418
Medpace Holdings *	122	43
Medtronic PLC	6,935	630
Merck & Co Inc	13,699	1,354
Mettler-Toledo International Inc *	112	153
Moderna Inc *	1,718	68
Molina Healthcare Inc *	315	98
Natera *	586	104
Neurocrine Biosciences Inc *	524	80
Organon	1,524	24
Penumbra Inc *	214	57

Adviser Managed Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perrigo PLC	805	$20
Pfizer Inc	30,451	808
Premier Inc, Cl A	706	16
QIAGEN	1,460	65
Quest Diagnostics Inc	608	99
QuidelOrtho *	292	13
Regeneron Pharmaceuticals Inc *	560	377
Repligen Corp *	299	50
ResMed	804	190
Revvity	672	85
Roche Holding AG	980	310
Roivant Sciences *	2,081	23
Royalty Pharma, Cl A	2,005	63
Sanofi	1,523	166
Sarepta Therapeutics *	473	54
Solventum *	755	56
Sotera Health *	593	8
STERIS PLC	541	119
Stryker Corp	1,968	770
Teleflex Inc	254	46
Tenet Healthcare Corp *	522	74
Thermo Fisher Scientific	2,063	1,233
Ultragenyx Pharmaceutical Inc *	400	17
United Therapeutics Corp *	243	85
UnitedHealth Group Inc	5,001	2,713
Universal Health Services Inc, Cl B	310	58
Veeva Systems Inc, Cl A *	793	185
Vertex Pharmaceuticals Inc *	1,400	646
Viatris, Cl W	6,487	73
Viking Therapeutics Inc *	580	19
Waters Corp *	317	132
West Pharmaceutical Services Inc	382	130
Zealand Pharma *	84	9
Zimmer Biomet Holdings Inc	1,148	126
Zoetis Inc, Cl A	2,448	418

		32,070
Industrials — 7.4%
3M	3,022	460
A O Smith	616	41
AAON Inc	311	36
Acuity Brands Inc	167	56
AddTech, Cl B	352	10
Advanced Drainage Systems	354	43
AECOM	700	74
AGCO	372	39
Air Lease Corp, Cl A	623	29
Alaska Air Group Inc *	750	55
Allegion PLC	474	63
Allison Transmission Holdings Inc	459	54
Amentum Holdings *	684	14
American Airlines Group Inc *	3,490	59
AMETEK Inc	1,261	233
API Group *	1,228	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Armstrong World Industries Inc	234	$35
Automatic Data Processing Inc	2,225	674
Avis Budget Group Inc *	122	11
Axon Enterprise Inc *	390	254
AZEK, Cl A *	744	38
Boeing *	3,855	680
Booz Allen Hamilton Holding, Cl A	697	90
Broadridge Financial Solutions Inc	640	152
Builders FirstSource Inc *	671	112
BWX Technologies Inc, Cl W	478	54
CACI International Inc, Cl A *	125	48
Carlisle Cos Inc	263	102
Carrier Global	4,573	299
Caterpillar Inc	2,647	983
CH Robinson Worldwide Inc	619	62
Cintas Corp	1,871	375
Clarivate *	2,830	15
Clean Harbors Inc *	272	63
CNH Industrial	4,439	57
Comfort Systems USA Inc	181	79
Concentrix	255	13
Copart *	4,706	273
Core & Main, Cl A *	1,036	58
Crane	282	48
CSX Corp	10,575	348
Cummins Inc	739	263
Curtiss-Wright Corp	205	71
Dayforce *	794	56
Deere	1,365	651
Delta Air Lines Inc	3,552	239
Donaldson Co Inc	648	46
Dover Corp	761	155
Dun & Bradstreet Holdings	1,507	19
Eaton Corp PLC	2,142	699
EMCOR Group Inc	250	112
Emerson Electric	3,093	402
Equifax Inc	667	183
Esab	340	42
Everus Construction Group *	302	21
Expeditors International of Washington Inc	760	86
Experian PLC	1,226	61
Fastenal Co	3,131	229
FedEx Corp	1,210	321
Ferguson Enterprises	1,076	195
Ferrovial	654	28
Flowserve Corp	781	49
Fortive Corp	1,958	159
Fortune Brands Innovations	681	49
FTI Consulting Inc *	202	39
Fujikura	300	12
Gates Industrial Corp PLC *	1,063	22
GE Vernova	1,475	550
Generac Holdings *	300	45

6	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	1,478	$380
General Electric	5,892	1,199
Genpact Ltd	1,070	52
Graco Inc	907	76
GXO Logistics *	683	31
Hayward Holdings *	795	12
HEICO Corp	235	56
HEICO Corp, Cl A	422	80
Hexcel Corp	502	33
Honeywell International Inc	3,543	793
Howmet Aerospace	2,182	276
Hubbell Inc, Cl B	281	119
Huntington Ingalls Industries Inc	211	42
IDEX	411	92
Illinois Tool Works Inc	1,605	416
Ingersoll Rand	2,145	201
ITT Inc	445	67
Jacobs Solutions	684	96
JB Hunt Transport Services Inc	470	80
Johnson Controls International plc	3,605	281
KBR Inc	715	39
Kirby Corp *	290	32
Knight-Swift Transportation Holdings Inc, Cl A	838	48
L3Harris Technologies	1,008	214
Landstar System Inc	214	35
Leidos Holdings Inc	741	105
Lennox International Inc	173	103
Lincoln Electric Holdings Inc	302	60
Loar Holdings *	200	16
Lockheed Martin Corp	1,156	535
Lyft, Cl A *	1,955	26
ManpowerGroup Inc	301	18
Masco Corp	1,221	97
MasTec *	365	53
MDU Resources Group	1,211	22
Middleby Corp/The *	284	49
MSA Safety Inc	221	36
MSC Industrial Direct Co Inc, Cl A	277	22
Nordson Corp	310	68
Norfolk Southern	1,223	312
Northrop Grumman Corp	746	364
nVent Electric PLC	886	58
Old Dominion Freight Line Inc	1,082	201
Oshkosh Corp	338	39
Otis Worldwide	2,148	205
Owens Corning	480	89
PACCAR Inc	2,815	312
Parker-Hannifin Corp	692	489
Parsons *	252	20
Paychex Inc	1,710	253
Paycom Software Inc	278	58
Paycor HCM *	364	8

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paylocity Holding Corp *	241	$50
Pentair PLC	887	92
Quanta Services Inc	796	245
RBC Bearings Inc *	144	50
Regal Rexnord	350	56
Republic Services Inc, Cl A	1,092	237
Robert Half	554	36
Rockwell Automation Inc	630	175
Rollins Inc	1,509	75
RTX	7,198	928
Ryder System Inc	251	40
Saia Inc *	144	69
Schneider Electric SE	731	186
Schneider National Inc, Cl B	324	10
Science Applications International	310	34
Sensata Technologies Holding PLC	907	25
Seven Group Holdings	256	8
Simpson Manufacturing Co Inc	228	38
SiteOne Landscape Supply *	267	38
Snap-on	279	99
Southwest Airlines Co	3,236	99
Spirit AeroSystems Holdings Inc, Cl A *	626	21
SS&C Technologies Holdings	1,178	95
Stanley Black & Decker Inc	831	73
Tetra Tech	1,390	51
Textron Inc	1,063	81
Timken Co/The	367	29
Toro	560	47
Trane Technologies	1,225	444
TransDigm Group	294	398
TransUnion	1,047	104
Trex Co Inc *	584	43
Uber Technologies *	11,052	739
U-Haul Holding *	54	4
U-Haul Holding, Cl B	601	39
Union Pacific Corp	3,275	812
United Continental Holdings Inc *	1,769	187
United Parcel Service Inc, Cl B	3,908	446
United Rentals Inc	360	273
Valmont Industries Inc	107	36
Veralto	1,330	138
Verisk Analytics, Cl A	782	225
Vertiv Holdings, Cl A	1,896	222
Vestis	705	10
Waste Management Inc	2,148	473
Watsco Inc	180	86
WESCO International Inc	237	44
Westinghouse Air Brake Technologies	973	202
WillScot Holdings *	972	36
Woodward	320	59
WW Grainger Inc	235	250
XPO *	613	82
Xylem Inc/NY	1,297	161

Adviser Managed Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yangzijiang Shipbuilding Holdings Ltd	3,400	$8

		27,916
Information Technology — 23.4%
Accenture PLC, Cl A	3,396	1,307
Adobe Inc *	2,408	1,053
Advanced Micro Devices Inc *	8,697	1,008
Akamai Technologies Inc *	813	81
Amdocs Ltd	633	56
Amkor Technology	607	15
Amphenol Corp, Cl A	6,320	447
Analog Devices Inc	2,657	563
ANSYS Inc *	475	166
Appfolio, Cl A *	101	24
Apple	77,834	18,369
Applied Materials Inc	4,524	816
AppLovin, Cl A *	1,441	533
Arista Networks *	5,564	641
Arrow Electronics Inc *	295	34
Aspen Technology *	162	43
Astera Labs *	580	59
Atlassian, Cl A *	850	261
Autodesk Inc *	1,180	367
Avnet Inc	545	28
Bentley Systems, Cl B	698	32
BILL Holdings *	593	57
Broadcom Inc	24,727	5,471
Cadence Design Systems Inc *	1,458	434
CCC Intelligent Solutions Holdings *	2,085	23
CDW Corp/DE	711	142
Ciena Corp *	744	65
Cirrus Logic Inc *	269	27
Cisco Systems Inc	21,948	1,330
Cloudflare, Cl A *	1,652	229
Cognex Corp	871	35
Cognizant Technology Solutions Corp, Cl A	2,644	218
Coherent *	711	64
Confluent, Cl A *	1,106	33
Corning	4,154	216
Crane NXT	282	18
Crowdstrike Holdings, Cl A *	1,225	488
CyberArk Software *	50	19
Datadog, Cl A *	1,560	223
Dell Technologies Inc, Cl C	1,468	152
DocuSign, Cl A *	1,096	106
Dolby Laboratories Inc, Cl A	355	30
DoubleVerify Holdings *	748	15
Dropbox, Cl A *	1,509	48
DXC Technology Co *	977	21
Dynatrace *	1,482	86
Elastic *	464	52
Enphase Energy Inc *	722	45
Entegris Inc	813	83
EPAM Systems Inc *	302	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 *	319	$95
Fair Isaac Corp *	128	240
First Solar *	578	97
Five9 *	420	17
Fortinet Inc *	3,415	344
Gartner Inc *	400	217
Gen Digital	3,001	81
Gitlab, Cl A *	525	38
GLOBALFOUNDRIES *	470	19
Globant *	222	47
GoDaddy Inc, Cl A *	742	158
Guidewire Software Inc *	439	93
HashiCorp, Cl A *	762	26
Hewlett Packard Enterprise Co	6,854	145
HP Inc	5,391	175
HubSpot Inc *	260	203
Informatica, Cl A *	221	6
Intel Corp	22,873	444
International Business Machines Corp	4,966	1,270
Intuit Inc	1,478	889
IPG Photonics Corp *	175	13
Jabil Inc	633	103
Juniper Networks Inc	1,722	60
Keysight Technologies *	970	173
KLA	722	533
Kokusai Electric	200	3
Kyndryl Holdings *	1,225	46
Lam Research	7,010	568
Lattice Semiconductor Corp *	733	42
Littelfuse Inc	145	35
Lumentum Holdings *	408	35
MACOM Technology Solutions Holdings Inc *	300	40
Manhattan Associates Inc *	330	69
Marvell Technology	4,637	523
Microchip Technology Inc	2,825	153
Micron Technology Inc	5,914	540
Microsoft Corp	40,444	16,787
MicroStrategy Inc, Cl A *	895	300
MKS Instruments Inc	360	41
Monday.com *	37	9
MongoDB, Cl A *	378	103
Monolithic Power Systems Inc	254	162
Motorola Solutions Inc	892	419
nCino *	418	14
NetApp Inc	1,148	140
Nutanix Inc, Cl A *	1,377	95
NVIDIA Corp	127,258	15,280
Okta, Cl A *	828	78
ON Semiconductor Corp *	2,361	124
Onto Innovation *	242	50
Oracle Corp	8,486	1,443
Palantir Technologies, Cl A *	10,886	898
Palo Alto Networks Inc *	3,534	652

8	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pegasystems Inc	248	$27
Procore Technologies *	568	45
PTC Inc *	625	121
Pure Storage Inc, Cl A *	1,562	106
Qorvo Inc *	528	44
QUALCOMM Inc	6,045	1,045
RingCentral, Cl A *	511	18
Roper Technologies	581	334
Salesforce	5,066	1,731
SentinelOne, Cl A *	1,330	32
ServiceNow Inc *	1,109	1,129
Skyworks Solutions Inc	865	77
Snowflake, Cl A *	1,728	314
Super Micro Computer *	2,730	78
Synopsys Inc *	824	433
TD SYNNEX	375	53
Teledyne Technologies *	254	130
Teradata Corp *	614	20
Teradyne Inc	838	97
Texas Instruments Inc	4,927	910
Trimble Inc *	1,334	100
Twilio, Cl A *	985	144
Tyler Technologies Inc *	227	137
Ubiquiti	25	10
UiPath, Cl A *	2,260	32
Unity Software *	1,718	38
Universal Display Corp	267	40
VeriSign Inc *	483	104
Vontier	762	29
Western Digital Corp *	1,765	115
Wolfspeed *	738	4
Workday Inc, Cl A *	1,140	299
Zebra Technologies Corp, Cl A *	275	108
Zoom Video Communications, Cl A *	1,384	120
Zscaler Inc *	483	98

		87,967
Materials — 1.8%
Air Products & Chemicals Inc	1,201	403
Albemarle Corp	635	53
Alcoa Corp	1,349	48
Amcor	7,813	76
AptarGroup Inc	351	55
Ashland	264	17
ATI *	666	38
Avery Dennison	439	82
Axalta Coating Systems Ltd *	1,186	43
Ball	1,676	93
Berry Global Group Inc	689	47
Celanese Corp, Cl A	589	42
CF Industries Holdings Inc	1,045	96
Chemours Co/The	883	17
Cleveland-Cliffs Inc *	2,676	27
Corteva	3,717	243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CRH	3,718	$368
Crown Holdings Inc	571	50
Dow Inc	3,739	146
DuPont de Nemours	2,218	170
Eagle Materials Inc	184	47
Eastman Chemical Co	639	64
Ecolab Inc	1,364	341
Element Solutions Inc	1,352	35
FMC Corp	650	36
Freeport-McMoRan	7,649	274
Graphic Packaging Holding Co	1,630	45
Holcim	695	70
Huntsman Corp	973	16
International Flavors & Fragrances Inc	1,392	121
International Paper Co	1,876	104
James Hardie Industries PLC *	582	20
Linde	2,596	1,158
Louisiana-Pacific Corp	366	43
LyondellBasell Industries NV, Cl A	1,413	107
Martin Marietta Materials	325	177
Mosaic Co/The	1,718	48
MP Materials *	544	12
NewMarket Corp	34	17
Newmont	6,159	263
Nucor Corp	1,298	167
Olin Corp	618	18
Packaging Corp of America	480	102
PPG Industries Inc	1,286	148
Reliance	314	91
Royal Gold Inc	334	47
RPM International Inc	690	87
Scotts Miracle-Gro Co/The, Cl A	242	17
Sealed Air Corp	874	30
Sherwin-Williams Co/The	1,269	455
Silgan Holdings	504	28
Smurfit WestRock	2,791	148
Sonoco Products Co	583	28
Steel Dynamics	779	100
United States Steel Corp	1,195	44
Vulcan Materials	733	201
Westlake	198	23

		6,846
Real Estate — 1.9%
Agree Realty Corp ‡	532	39
Alexandria Real Estate Equities Inc ‡	960	93
American Homes 4 Rent, Cl A ‡	1,801	62
American Tower, Cl A ‡	2,502	463
Americold Realty Trust ‡	1,612	35
AvalonBay Communities Inc ‡	775	172
Brixmor Property Group Inc ‡	1,501	39
BXP ‡	847	62
Camden Property Trust ‡	560	64
CBRE Group Inc, Cl A *	1,661	240

Adviser Managed Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CoStar Group Inc *	2,238	$171
Cousins Properties ‡	906	28
Crown Castle ‡	2,375	212
CubeSmart ‡	1,206	50
Digital Realty Trust Inc ‡	1,833	300
EastGroup Properties Inc ‡	247	42
EPR Properties ‡	444	21
Equinix Inc ‡	524	479
Equity LifeStyle Properties Inc ‡	961	63
Equity Residential ‡	2,036	144
Essex Property Trust Inc ‡	334	95
Extra Space Storage Inc ‡	1,145	176
Federal Realty Investment Trust ‡	481	52
First Industrial Realty Trust Inc ‡	660	35
Gaming and Leisure Properties Inc ‡	1,464	71
Healthcare Realty Trust, Cl A ‡	2,273	38
Healthpeak Properties ‡	3,818	79
Highwoods Properties Inc ‡	623	19
Host Hotels & Resorts Inc ‡	3,836	64
Howard Hughes Holdings *	200	15
Invitation Homes Inc ‡	3,333	104
Iron Mountain ‡	1,578	160
Jones Lang LaSalle Inc *	254	72
Kilroy Realty Corp ‡	697	27
Kimco Realty ‡	3,622	81
Lamar Advertising Co, Cl A ‡	467	59
Lineage ‡	333	20
Medical Properties Trust Inc ‡	3,561	17
Mid-America Apartment Communities ‡	631	96
Millrose Properties *	664	7
National Storage Affiliates Trust ‡	324	12
NNN ‡	976	38
Omega Healthcare Investors Inc ‡	1,409	52
Park Hotels & Resorts ‡	1,336	18
Prologis Inc ‡	5,001	596
Public Storage	860	257
Rayonier Inc ‡	874	23
Realty Income Corp ‡	4,716	258
Regency Centers Corp ‡	976	70
Rexford Industrial Realty ‡	1,172	48
SBA Communications Corp, Cl A ‡	587	116
Seaport Entertainment Group *	49	1
Simon Property Group Inc	1,751	304
STAG Industrial Inc ‡	1,073	37
Sun Communities Inc ‡	668	85
UDR Inc ‡	1,776	74
Ventas Inc ‡	2,177	132
VICI Properties Inc, Cl A ‡	5,663	169
Vornado Realty Trust ‡	1,058	46
Welltower ‡	3,351	457
Weyerhaeuser Co ‡	4,001	123
WP Carey Inc ‡	1,150	64
Zillow Group Inc, Cl A *	338	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group Inc, Cl C *	829	$68

		7,141
Utilities — 1.8%
AES Corp/VA	3,610	40
Alliant Energy Corp	1,360	80
Ameren Corp	1,426	134
American Electric Power Co Inc	2,811	277
American Water Works	1,065	133
Atmos Energy Corp	788	112
Brookfield Renewable	766	20
CenterPoint Energy	3,436	112
Clearway Energy Inc, Cl A	208	5
Clearway Energy Inc, Cl C	489	13
CMS Energy Corp	1,582	104
Consolidated Edison Inc	1,900	178
Constellation Energy	1,704	511
Dominion Energy Inc	4,460	248
DTE Energy	1,124	135
Duke Energy	4,131	463
Edison International	2,066	112
Entergy Corp	2,310	187
Essential Utilities	1,388	49
Evergy Inc	1,203	77
Exelon Corp	5,505	220
FirstEnergy Corp	2,970	118
IDACORP Inc, Cl Rights	302	33
National Fuel Gas	526	37
NextEra Energy	11,130	797
NiSource Inc	2,422	90
NRG Energy Inc	1,115	114
OGE Energy	1,002	42
PG&E	11,544	181
Pinnacle West Capital Corp	578	50
PPL Corp	4,023	135
Public Service Enterprise Group	2,721	227
Sempra	3,458	287
Southern Co/The	5,927	498
UGI Corp	1,255	39
Vistra	1,864	313
WEC Energy Group	1,725	171
Xcel Energy Inc	3,018	203

		6,545
Total Common Stock
(Cost $210,350) ($ Thousands)		303,718

FOREIGN COMMON STOCK — 5.6%

Australia — 0.4%
Communication Services — 0.0%
CAR Group	502	13
REA Group	74	11

10	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
SEEK Ltd	450	$6
Telstra Group	5,435	13

		43

Consumer Discretionary — 0.0%
Aristocrat Leisure Ltd	763	36
Lottery	3,143	10
Wesfarmers Ltd	1,498	71

		117

Consumer Staples — 0.0%
Coles Group Ltd	1,744	21
Endeavour Group	2,090	5
Treasury Wine Estates Ltd	1,111	7
Woolworths Group Ltd	1,669	31

		64

Energy — 0.0%
Santos Ltd	4,293	19
Woodside Energy Group	2,519	39

		58

Financials — 0.3%
ANZ Group Holdings	3,895	74
ASX Ltd	264	10
Commonwealth Bank of Australia	2,217	220
Insurance Australia Group	3,026	17
Macquarie Group Ltd	484	72
Medibank Pvt Ltd	3,901	10
National Australia Bank Ltd	4,081	101
QBE Insurance Group Ltd	1,945	25
Suncorp Group Ltd	1,655	21
Westpac Banking	4,517	94

		644

Health Care — 0.0%
Cochlear Ltd	83	16
Pro Medicus	75	13
Ramsay Health Care	229	5
Sonic Healthcare	561	10

		44

Industrials — 0.0%
Brambles Ltd	1,820	22
Computershare Ltd	667	15
Qantas Airways *	1,135	7
Reece	278	4
Transurban Group	3,965	33
Washington H Soul Pattinson & Co Ltd	318	7

		88

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Information Technology — 0.0%
WiseTech Global	242	$18

Materials — 0.1%
BHP Group	6,792	167
BlueScope Steel Ltd	570	7
Fortescue	2,333	27
Glencore PLC	13,743	60
Mineral Resources	222	5
Northern Star Resources	1,537	16
Orica	645	7
Rio Tinto Ltd	509	37
Rio Tinto PLC	1,499	90
South32	6,053	12

		428

Real Estate — 0.0%
Goodman Group ‡	2,304	52
GPT Group ‡	2,352	7
Mirvac Group ‡	4,844	6
Scentre Group ‡	6,889	16
Stockland ‡	2,931	9
Vicinity ‡	5,543	8

		98

Utilities — 0.0%
APA Group	1,928	8
Origin Energy Ltd	2,297	15

		23

		1,625

Austria — 0.0%
Energy — 0.0%
OMV	181	7

Financials — 0.0%
Erste Group Bank AG	450	28

Materials — 0.0%
Mondi	618	10

Utilities — 0.0%
Verbund AG	84	6

		51

Belgium — 0.0%
Consumer Discretionary — 0.0%
Ageas	198	10

Adviser Managed Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
D'ieteren Group	31	$5

		15

Consumer Staples — 0.0%
Anheuser-Busch InBev SA/NV	1,190	59
Lotus Bakeries	1	10

		69

Financials — 0.0%
Groupe Bruxelles Lambert SA	122	8
KBC Group NV	322	25
Sofina	19	5

		38

Health Care — 0.0%
UCB SA	163	32

Materials — 0.0%
Syensqo	91	7

Real Estate — 0.0%
Warehouses De Pauw CVA ‡	219	5

Utilities — 0.0%
Elia Group	41	3

		169

Bermuda — 0.0%
Financials — 0.0%
RenaissanceRe Holdings Ltd	295	69

Brazil — 0.1%
Financials — 0.1%
NU Holdings, Cl A *	17,189	228
XP, Cl A	2,197	30

		258

Materials — 0.0%
Yara International ASA	203	6

		264

Burkina Faso — 0.0%
Materials — 0.0%
Endeavour Mining	259	5

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Canada — 0.0%
Industrials — 0.0%
RB Global	982	$88

Chile — 0.0%
Materials — 0.0%
Antofagasta PLC	521	11

China — 0.0%
Consumer Discretionary — 0.0%
Prosus	1,849	71

Consumer Staples — 0.0%
Wilmar International Ltd	2,400	5

Financials — 0.0%
BOC Hong Kong Holdings Ltd	4,500	15

Industrials — 0.0%
SITC International Holdings	2,000	5

Real Estate — 0.0%
Wharf Holdings Ltd/The	1,555	4

		100

Denmark — 0.2%
Consumer Discretionary — 0.0%
Pandora A/S	111	21

Consumer Staples — 0.0%
Carlsberg A/S, Cl B	120	13

Financials — 0.0%
Danske Bank A/S	884	26
Tryg A/S	442	9

		35

Health Care — 0.1%
Coloplast A/S, Cl B	177	20
Demant A/S *	136	5
Genmab A/S *	86	17
Novo Nordisk, Cl B	4,289	363

		405

12	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.1%
AP Moller - Maersk A/S, Cl A	4	$6
AP Moller - Maersk A/S, Cl B	6	9
DSV	270	54
ROCKWOOL, Cl B	11	4
Vestas Wind Systems *	1,320	18

		91

Materials — 0.0%
Novonesis (Novozymes) B, Cl B	485	28

Utilities — 0.0%
Orsted A/S *	250	10

		603

Finland — 0.1%
Communication Services — 0.0%
Elisa	175	8

Consumer Staples — 0.0%
Kesko, Cl B	335	6

Energy — 0.0%
Neste Oyj	519	7

Financials — 0.1%
Nordea Bank Abp	4,227	50
Sampo, Cl A	647	27

		77

Health Care — 0.0%
Orion Oyj, Cl B	131	7

Industrials — 0.0%
Kone, Cl B	460	24
Metso	814	8
Wartsila Abp	652	12

		44

Information Technology — 0.0%
Nokia	6,928	33

Materials — 0.0%
Stora Enso, Cl R	755	8
UPM-Kymmene	693	20

		28

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Fortum	655	$10

		220

France — 0.6%
Communication Services — 0.0%
Bollore SA	1,087	6
Orange SA	2,449	26
Publicis Groupe	301	32

		64

Consumer Discretionary — 0.0%
Accor SA	259	13
Cie Generale des Etablissements Michelin SCA	890	31
Hermes International SCA	42	118
Kering	97	25
Klepierre SA ‡	264	8
La Francaise des Jeux SAEM	129	5
Renault SA	256	13
SEB SA	31	3
Sodexo SA	127	9

		225

Consumer Staples — 0.0%
Carrefour SA	729	10
Danone SA	865	61
Pernod Ricard SA	264	30

		101

Energy — 0.1%
TotalEnergies	2,853	166

Financials — 0.1%
Amundi SA	75	5
AXA SA	2,384	91
BNP Paribas SA	1,364	93
Edenred	328	11
Eurazeo SE	53	4
LVMH Moet Hennessy Louis Vuitton	368	270
Societe Generale SA	936	30

		504

Health Care — 0.0%
BioMerieux	51	6
EssilorLuxottica SA	397	109
Ipsen	46	6
Sartorius Stedim Biotech	38	9

		130

Adviser Managed Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.2%
Aeroports de Paris	44	$5
Airbus SE	791	137
Alstom SA *	476	9
Bouygues SA	276	9
Bureau Veritas	401	13
Cie de Saint-Gobain	602	57
Credit Agricole SA	1,494	23
Dassault Aviation	31	7
Eiffage SA	102	9
Getlink SE	478	8
Legrand	340	35
Rexel SA	285	8
Safran SA	481	120
Teleperformance	73	7
Thales SA	131	21
Vinci SA	661	72

		540

Information Technology — 0.0%
Capgemini SE	201	37
Dassault Systemes	863	34

		71

Materials — 0.2%
Air Liquide	774	136
Arkema SA	74	6
L'Oreal SA	322	120

		262

Real Estate — 0.0%
Covivio ‡	73	4
Gecina SA ‡	56	5
Unibail-Rodamco-Westfield ‡	158	13

		22

Utilities — 0.0%
Engie SA	2,465	41
Veolia Environnement SA	920	26

		67

		2,152

Germany — 0.6%
Communication Services — 0.1%
CTS Eventim & KGaA	81	8
Deutsche Telekom AG	4,611	155
Scout24	98	10

		173

Consumer Discretionary — 0.2%
adidas AG	215	57
Allianz	520	170

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Bayerische Motoren Werke AG	417	$34
Continental AG	135	10
Mercedes-Benz Group	1,064	65
Puma SE	130	4
Zalando *	275	10

		350

Consumer Staples — 0.0%
Beiersdorf AG	131	18
Henkel AG & Co KGaA	128	10

		28

Financials — 0.1%
Commerzbank AG	1,371	26
Deutsche Bank AG	2,537	50
Deutsche Boerse AG	249	62
Hannover Rueck SE	79	21
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	177	96
Talanx	87	7

		262

Health Care — 0.0%
Bayer	1,275	29
Carl Zeiss Meditec	49	3
Fresenius Medical Care AG & Co KGaA	278	14
Fresenius SE & Co KGaA *	554	21
Merck KGaA	168	25
Siemens Healthineers AG	365	21

		113

Industrials — 0.1%
Brenntag AG	190	12
Daimler Truck Holding	703	31
Deutsche Lufthansa AG	734	5
Deutsche Post	1,335	48
GEA Group AG	186	10
Knorr-Bremse	89	7
MTU Aero Engines AG	70	24
Rational	6	5
Rheinmetall	57	45
Siemens	1,014	218
Siemens Energy *	845	50

		455

Information Technology — 0.1%
Bechtle	101	3
Infineon Technologies	1,756	58
Nemetschek	71	8
SAP SE	1,388	383

		452

14	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.0%
BASF	1,201	$58
Covestro AG *	237	15
Evonik Industries AG	334	6
Heidelberg Materials	178	25
Symrise, Cl A	173	18

		122

Real Estate — 0.0%
LEG Immobilien	91	7
Vonovia SE	954	29

		36

Utilities — 0.0%
E.ON SE	2,975	35
RWE AG	823	26

		61

		2,052

Hong Kong — 0.1%
Communication Services — 0.0%
HKT Trust & HKT Ltd	5,000	6

Consumer Staples — 0.0%
WH Group Ltd	10,000	8

Financials — 0.1%
AIA Group Ltd	14,600	103
Futu Holdings ADR	100	10
Hang Seng Bank Ltd	1,000	12
Hong Kong Exchanges & Clearing Ltd	1,600	63
Prudential PLC	3,585	30

		218

Industrials — 0.0%
Jardine Matheson Holdings	200	8
MTR Corp Ltd	2,049	6
Techtronic Industries Co Ltd	2,000	27

		41

Real Estate — 0.0%
CK Asset Holdings Ltd	2,500	10
Henderson Land Development Co Ltd	2,000	5
Hongkong Land Holdings	1,400	6
Link ‡	3,420	14
Sino Land Co Ltd	6,150	6
Sun Hung Kai Properties Ltd	2,000	18
Swire Pacific Ltd, Cl A	500	4
Wharf Real Estate Investment Co Ltd	2,000	5

		68

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
CK Infrastructure Holdings Ltd	1,000	$7
CLP Holdings	2,500	21
Hong Kong & China Gas	14,000	11
Power Assets Holdings	2,000	13

		52

		393

Ireland — 0.0%
Consumer Staples — 0.0%
Kerry Group PLC, Cl A	196	20

Financials — 0.0%
AIB Group PLC	2,392	14
Bank of Ireland Group PLC	1,314	13

		27

Industrials — 0.0%
AerCap Holdings NV	260	25
Kingspan Group PLC	203	14

		39

		86

Israel — 0.1%
Consumer Discretionary — 0.0%
Global-e Online, Cl E *	132	8

Financials — 0.0%
Bank Hapoalim BM	1,695	22
Bank Leumi Le-Israel	2,035	25
Israel Discount Bank, Cl A	1,519	11
Mizrahi Tefahot Bank Ltd	189	9

		67

Health Care — 0.0%
Teva Pharmaceutical Industries ADR *	1,500	27

Industrials — 0.0%
Elbit Systems Ltd	33	10

Information Technology — 0.1%
Check Point Software Technologies *	122	27
Nice Ltd *	78	13
Wix.com Ltd *	100	24

		64

Materials — 0.0%
ICL Group	1,265	7

Adviser Managed Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Real Estate — 0.0%
Azrieli Group	52	$4

		187

Italy — 0.2%
Communication Services — 0.0%
Infrastrutture Wireless Italiane	413	4
Telecom Italia *	12,233	3

		7

Consumer Discretionary — 0.0%
Ferrari	164	70
Moncler SpA	317	20

		90

Consumer Staples — 0.0%
Coca-Cola HBC AG	288	10
Davide Campari-Milano	785	5

		15

Energy — 0.0%
Eni SpA	2,924	41

Financials — 0.2%
Banco BPM	1,666	15
FinecoBank Banca Fineco	749	14
Intesa Sanpaolo SpA	19,292	84
Mediobanca Banca di Credito Finanziario	729	12
Nexi *	725	4
Poste Italiane	641	10
UniCredit SpA	1,976	91

		230

Health Care — 0.0%
Amplifon	153	4
DiaSorin	31	3
Recordati Industria Chimica e Farmaceutica	128	8

		15

Industrials — 0.0%
Assicurazioni Generali SpA	1,364	43
Leonardo SpA	504	16
Prysmian SpA	359	25

		84

Utilities — 0.0%
Enel SpA	10,933	78
Snam SpA	2,476	11

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Terna - Rete Elettrica Nazionale	1,887	$16

		105

		587

Japan — 1.3%
Communication Services — 0.2%
Capcom	500	11
Dentsu Group	300	7
KDDI Corp	2,000	67
Konami Group	100	9
LY	3,300	10
Nexon Co Ltd	400	5
Nintendo Co Ltd	1,400	92
Nippon Telegraph & Telephone Corp	38,600	38
SoftBank	38,200	49
SoftBank Group Corp	1,400	86
Toho Co Ltd/Tokyo	200	9

		383

Consumer Discretionary — 0.3%
Aisin	600	7
Asics Corp	900	20
Bandai Namco Holdings Inc	800	20
Bridgestone Corp	800	29
Denso Corp	2,448	34
Fast Retailing	253	83
Honda Motor Co Ltd	5,900	56
Isuzu Motors Ltd	700	9
McDonald's Holdings Co Japan Ltd	100	4
Nissan Motor Co Ltd	3,100	8
Nitori Holdings Co Ltd	100	12
Oriental Land Co Ltd/Japan	1,400	31
Pan Pacific International Holdings Corp	500	14
Panasonic Holdings	3,000	31
Rakuten Group *	2,000	13
Sekisui Chemical Co Ltd	500	8
Sekisui House	800	18
Shimano Inc	100	14
Sony Group	8,300	183
Subaru Corp	800	14
Sumitomo Electric Industries	900	17
Suzuki Motor Corp	2,000	24
Toyota Motor Corp	13,800	262
Yamaha Motor Co Ltd	1,200	10
Zensho Holdings	100	6
ZOZO Inc	200	7

		934

Consumer Staples — 0.0%
Aeon Co Ltd	900	22
Ajinomoto Co Inc	600	24
Asahi Group Holdings	1,800	20

16	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Japan Tobacco Inc	1,600	$41
Kao	600	24
Kikkoman Corp	1,000	10
Kirin Holdings Co Ltd	1,000	13
Kobe Bussan	200	5
MatsukiyoCocokara	500	7
MEIJI Holdings Co Ltd	300	6
Nissin Foods Holdings Co Ltd	300	7
Seven & i Holdings Co Ltd	2,900	46
Shiseido Co Ltd	500	8
Suntory Beverage & Food Ltd	200	6
Unicharm Corp	1,500	12
Yakult Honsha Co Ltd	400	7

		258

Energy — 0.0%
ENEOS Holdings	3,700	19
Idemitsu Kosan	1,200	8
Inpex	1,300	16

		43

Financials — 0.4%
Chiba Bank Ltd/The	700	6
Concordia Financial Group Ltd	1,300	8
Dai-ichi Life Holdings Inc	1,200	33
Daiwa Securities Group	1,800	13
Japan Exchange Group Inc	1,400	15
Japan Post Bank Co Ltd	1,800	19
Japan Post Holdings Co Ltd	2,600	27
Japan Post Insurance	200	4
Mitsubishi HC Capital	1,000	7
Mitsubishi UFJ Financial Group Inc	14,700	186
Mizuho Financial Group Inc	3,200	88
MS&AD Insurance Group Holdings Inc	1,700	35
Nomura Holdings Inc	3,900	25
ORIX	1,500	32
Resona Holdings Inc	2,700	20
SBI Holdings Inc/Japan	400	12
Shizuoka Financial Group	500	4
Sompo Holdings Inc	1,200	33
Sumitomo Mitsui Financial Group Inc	5,000	123
Sumitomo Mitsui Trust Holdings Inc	900	23
T&D Holdings	700	13
Tokio Marine Holdings Inc	2,500	83

		809

Health Care — 0.0%
Astellas Pharma Inc	2,300	22
Chugai Pharmaceutical Co Ltd	900	39
Daiichi Sankyo Co Ltd	2,500	70
Eisai Co Ltd	300	9
Hoya	439	59
Kyowa Hakko Kirin Co Ltd	300	4

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
M3 Inc	600	$5
Olympus Corp	1,500	23
Ono Pharmaceutical Co Ltd	500	5
Otsuka Holdings	600	31
Shionogi & Co Ltd	1,000	15
Sysmex Corp	700	13
Takeda Pharmaceutical Co Ltd	2,100	57
Terumo Corp	1,800	34

		386

Industrials — 0.2%
AGC Inc/Japan	300	9
ANA Holdings Inc	200	4
Central Japan Railway Co	1,000	19
Dai Nippon Printing	600	9
Daifuku Co Ltd	400	8
Daikin Industries Ltd	349	41
East Japan Railway Co	1,200	21
FANUC	1,300	39
Fuji Electric Co Ltd	200	10
Hankyu Hanshin Holdings Inc	300	8
Hikari Tsushin Inc	39	9
Hitachi Construction Machinery Co Ltd	100	2
Hitachi Ltd	6,100	154
Hoshizaki	200	7
ITOCHU Corp	1,600	74
Japan Airlines	200	3
Kajima Corp	500	9
Kawasaki Kisen Kaisha	500	6
Komatsu Ltd	1,200	36
Kubota	1,300	16
Makita Corp	300	9
Marubeni Corp	1,900	28
MINEBEA MITSUMI Inc	500	8
Mitsubishi Corp	4,400	70
Mitsubishi Electric Corp	2,500	41
Mitsubishi Heavy Industries Ltd	4,200	62
Mitsui & Co Ltd	3,400	67
Mitsui OSK Lines Ltd	500	17
MonotaRO Co Ltd	300	5
NIDEC CORP	1,200	21
Nippon Yusen	600	19
Obayashi Corp	800	11
Recruit Holdings Co Ltd	2,000	140
Secom	600	20
SG Holdings Co Ltd	400	4
SMC Corp/Japan	48	18
Sumitomo Corp	1,400	30
Taisei	200	8
Tokyu Corp	700	8
TOPPAN Holdings	300	8
TOTO Ltd	200	5
Toyota Industries Corp	200	17

Adviser Managed Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Toyota Tsusho Corp	900	$15
West Japan Railway Co	600	11
Yaskawa Electric Corp	300	9

		1,135

Information Technology — 0.2%
Advantest	1,000	55
Allegro MicroSystems *	663	16
Brother Industries Ltd	300	5
Canon Inc	1,300	42
Disco Corp	110	32
FUJIFILM Holdings Corp	1,500	33
Fujitsu Ltd	2,300	45
Keyence Corp	300	129
Kyocera Corp	1,600	17
Lasertec	100	10
Murata Manufacturing Co Ltd	2,200	35
NEC Corp	300	30
Nomura Research Institute Ltd	500	17
NTT Data Group	800	16
Obic Co Ltd	500	15
Omron Corp	200	7
Oracle Corp Japan	100	9
Otsuka Corp	300	7
Renesas Electronics Corp	2,200	29
Ricoh Co Ltd	700	8
SCREEN Holdings	100	7
SCSK	200	4
Seiko Epson Corp	400	7
Shimadzu Corp	300	9
TDK Corp	2,500	30
TIS	300	7
Tokyo Electron Ltd	600	101
Trend Micro Inc/Japan *	200	12
Yokogawa Electric Corp	300	7

		741

Materials — 0.0%
Asahi Kasei	1,500	10
JFE Holdings Inc	739	9
Mitsubishi Chemical Group	1,600	8
Mitsui Chemicals Inc	200	4
Nippon Paint Holdings Co Ltd	1,200	8
Nippon Sanso Holdings	200	6
Nippon Steel Corp	1,100	23
Nitto Denko Corp	1,000	18
Shin-Etsu Chemical	2,400	75
Sumitomo Metal Mining Co Ltd	300	7
Toray Industries Inc	1,700	12

		180

Real Estate — 0.0%
Daito Trust Construction Co Ltd	143	15

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Daiwa House Industry	700	$22
Hulic Co Ltd	500	4
Japan Real Estate Investment ‡	10	7
Mitsubishi Estate Co Ltd	1,500	22
Mitsui Fudosan Co Ltd	3,400	31
Nippon Building Fund ‡	10	8
Sumitomo Realty & Development	400	14

		123

Utilities — 0.0%
Chubu Electric Power Co Inc	800	8
Kansai Electric Power Co Inc/The	900	10
Osaka Gas Co Ltd	500	10
Tokyo Electric Power Holdings *	1,900	5
Tokyo Gas	500	14

		47

		5,039

Jordan — 0.0%
Health Care — 0.0%
Hikma Pharmaceuticals PLC	203	6

Luxembourg — 0.0%
Consumer Discretionary — 0.0%
Birkenstock Holding *	200	12

Health Care — 0.0%
Eurofins Scientific	183	10

Materials — 0.0%
ArcelorMittal	647	16

		38

Macao — 0.0%
Consumer Discretionary — 0.0%
Galaxy Entertainment Group Ltd	3,000	13
Sands China Ltd *	3,200	8

		21

Mexico — 0.0%
Materials — 0.0%
Southern Copper Corp	482	44

Netherlands — 0.3%
Communication Services — 0.0%
Koninklijke KPN NV	4,922	18

18	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Universal Music Group	1,052	$29

		47

Consumer Staples — 0.0%
Heineken	390	27
Heineken Holding NV	168	10
JDE Peet's	123	2
Koninklijke Ahold Delhaize	1,227	44

		83

Financials — 0.1%
ABN AMRO Group NV	599	10
Adyen NV *	29	47
Aegon	2,034	13
ASR Nederland	221	11
Euronext	105	12
EXOR	133	13
ING Groep NV	4,379	73
NN Group NV	390	18

		197

Health Care — 0.0%
Argenx *	81	54
Koninklijke Philips NV *	1,074	30

		84

Industrials — 0.1%
IMCD	70	11
InPost *	335	5
Randstad NV	147	6
Wolters Kluwer NV	316	58

		80

Information Technology — 0.1%
ASML Holding NV	533	395
BE Semiconductor Industries	105	13

		408

Materials — 0.0%
Akzo Nobel NV	223	13
ASM International	61	35
DSM-Firmenich	253	26

		74

		973

New Zealand — 0.0%
Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	803	17

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.0%
Auckland International Airport Ltd	1,902	$9

Information Technology — 0.0%
Xero *	192	22

Utilities — 0.0%
Mercury NZ	910	3
Meridian Energy Ltd	1,628	6

		9

		57

Norway — 0.0%
Communication Services — 0.0%
Telenor ASA	859	11

Consumer Staples — 0.0%
Mowi ASA	616	12
Orkla ASA	922	9
Salmar	80	4

		25

Energy — 0.0%
Aker BP ASA	388	8
Equinor	1,170	28

		36

Financials — 0.0%
DNB Bank	1,250	27
Gjensidige Forsikring ASA	246	5

		32

Industrials — 0.0%
Kongsberg Gruppen	109	13

Materials — 0.0%
Norsk Hydro ASA	1,889	11

		128

Portugal — 0.0%
Consumer Staples — 0.0%
Jeronimo Martins SGPS SA	348	7

Energy — 0.0%
Galp Energia SGPS	615	10

Adviser Managed Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
EDP	4,121	$13

		30

Puerto Rico — 0.0%
Financials — 0.0%
Popular Inc	422	43

Singapore — 0.1%
Communication Services — 0.0%
Sea Ltd ADR *	500	61
Singapore Telecommunications	10,700	26

		87

Consumer Discretionary — 0.0%
Genting Singapore Ltd	7,400	4

Financials — 0.1%
DBS Group Holdings Ltd	2,630	86
Oversea-Chinese Banking Corp Ltd	4,700	60
Singapore Exchange Ltd	1,100	10
United Overseas Bank Ltd	1,600	44

		200

Industrials — 0.0%
Grab Holdings, Cl A *	2,700	12
Keppel Corp Ltd	1,800	9
Singapore Airlines Ltd	2,100	10
Singapore Technologies Engineering	1,900	7

		38

Information Technology — 0.0%
STMicroelectronics	879	20

Real Estate — 0.0%
CapitaLand Ascendas ‡	4,600	9
CapitaLand Integrated Commercial Trust ‡	7,964	11
CapitaLand Investment	3,200	6

		26

Utilities — 0.0%
Sembcorp Industries Ltd	1,200	5

		380

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
South Africa — 0.0%
Materials — 0.0%
Anglo American PLC	1,698	$50

South Korea — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	6,429	151
Delivery Hero, Cl A *	250	7

		158

Spain — 0.2%
Communication Services — 0.0%
Cellnex Telecom	699	23
Telefonica SA	6,381	26

		49

Consumer Discretionary — 0.0%
Amadeus IT Group SA, Cl A	578	42
Industria de Diseno Textil SA	1,444	79

		121

Energy — 0.0%
Repsol SA	1,691	20

Financials — 0.1%
Banco Bilbao Vizcaya Argentaria SA	7,561	86
Banco de Sabadell SA	6,989	17
Banco Santander SA	20,618	106
CaixaBank SA	5,345	32

		241

Health Care — 0.0%
Grifols *	366	3

Industrials — 0.0%
ACS Actividades de Construccion y Servicios	293	15
Aena SME SA	92	20

		35

Utilities — 0.1%
Acciona	30	3
EDP Renovaveis	394	4
Endesa SA	390	9
Iberdrola	8,102	115
Redeia	498	8

		139

		608

20	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sweden — 0.2%
Communication Services — 0.0%
Tele2 AB, Cl B	697	$8
Telia Co AB	3,263	10

		18

Consumer Discretionary — 0.0%
Evolution	239	18
H & M Hennes & Mauritz, Cl B	794	11

		29

Consumer Staples — 0.0%
Essity AB, Cl B	813	21

Financials — 0.1%
EQT AB	487	16
Industrivarden AB, Cl A	160	6
Industrivarden AB, Cl C	189	7
Investor, Cl B	2,297	66
L E Lundbergforetagen AB, Cl B	93	4
Skandinaviska Enskilda Banken AB, Cl A	2,174	31
Svenska Handelsbanken AB, Cl A	2,008	22
Swedbank AB, Cl A	1,112	24

		176

Health Care — 0.0%
Getinge, Cl B	289	6
Swedish Orphan Biovitrum *	246	7

		13

Industrials — 0.1%
Alfa Laval	380	17
Assa Abloy AB, Cl B	1,362	42
Atlas Copco, Cl A	3,589	60
Atlas Copco, Cl B	2,004	30
Beijer Ref, Cl B	535	8
Epiroc, Cl A	880	17
Epiroc, Cl B	479	8
Indutrade	335	9
Investment Latour, Cl B	182	5
Lifco, Cl B	286	9
Nibe Industrier, Cl B	1,861	7
Saab, Cl B	452	10
Securitas AB, Cl B	604	8
Skanska AB, Cl B	418	9
SKF AB, Cl B	471	10
Trelleborg, Cl B	277	10
Volvo, Cl A	344	9
Volvo AB, Cl B	2,070	57

		325

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Information Technology — 0.0%
Hexagon, Cl B	2,667	$31
Telefonaktiebolaget LM Ericsson, Cl B	3,583	27

		58

Materials — 0.0%
Boliden	368	11
Holmen, Cl B	115	4
Sandvik AB	1,379	28
Svenska Cellulosa, Cl B	861	12

		55

Real Estate — 0.0%
Fastighets Balder, Cl B *	775	6
Sagax, Cl B	299	7

		13

		708

Switzerland — 0.4%
Communication Services — 0.0%
Swisscom AG	35	20

Consumer Discretionary — 0.1%
Avolta	127	6
Cie Financiere Richemont SA, Cl A	715	139
Swatch Group	41	8

		153

Consumer Staples — 0.0%
Barry Callebaut	5	6
Chocoladefabriken Lindt & Spruengli AG	2	23

		29

Financials — 0.2%
Baloise Holding AG	56	10
Banque Cantonale Vaudoise	37	4
Helvetia Holding	53	9
Julius Baer Group Ltd	281	20
Partners Group Holding AG	30	46
Swiss Life Holding AG	38	31
UBS Group	4,366	154
Zurich Insurance Group AG	194	118

		392

Health Care — 0.1%
Alcon Inc	667	61
Bachem Holding, Cl B	51	3
Lonza Group AG	97	62
Novartis AG	2,612	274
Sandoz Group	545	26
Sonova Holding AG	69	24

Adviser Managed Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Straumann Holding	146	$21

		471

Industrials — 0.0%
ABB Ltd	2,101	115
Adecco Group AG	225	5
Geberit	44	25
Kuehne + Nagel International AG	67	15
Schindler Holding	88	25
SGS	204	20
VAT Group	35	13

		218

Information Technology — 0.0%
Logitech International	213	21
Temenos AG	78	7

		28

Materials — 0.0%
Clariant AG	265	3
EMS-Chemie Holding AG	9	6
Givaudan	13	57
SIG Group	430	9
Sika AG	204	52

		127

Real Estate — 0.0%
Swiss Prime Site AG	130	15

Utilities — 0.0%
BKW	31	5

		1,458

United Kingdom — 0.7%
Communication Services — 0.0%
Auto Trader Group PLC	1,144	11
BT Group PLC, Cl A	8,534	15
Informa PLC	1,750	19
Vodafone Group PLC	30,478	26
WPP PLC	1,419	13

		84

Consumer Discretionary — 0.0%
Barratt Developments PLC	1,912	11
Compass Group PLC	2,265	78
Entain PLC	851	7
InterContinental Hotels Group PLC	215	29
JD Sports Fashion	3,166	3
Kingfisher PLC	2,398	7
Next PLC	159	20
Pearson PLC	793	13

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Persimmon PLC	455	$7
Taylor Wimpey PLC	4,985	7
Whitbread PLC	248	9

		191

Consumer Staples — 0.3%
Associated British Foods PLC	437	10
British American Tobacco PLC	2,657	106
Coca-Cola Europacific Partners	300	23
Diageo PLC	2,958	88
Imperial Brands PLC	1,099	37
J Sainsbury PLC	2,159	7
Reckitt Benckiser Group PLC	932	62
Tesco PLC	9,087	42
Unilever PLC	3,309	190

		565

Energy — 0.0%
TechnipFMC	2,323	70

Financials — 0.2%
3i Group PLC	1,300	63
Admiral Group PLC	340	11
Aviva	3,633	23
Barclays PLC	19,465	71
Hargreaves Lansdown PLC	509	7
HSBC Holdings PLC	24,626	258
Legal & General Group PLC	7,794	23
Lloyds Banking Group PLC	82,595	64
London Stock Exchange Group PLC	636	95
M&G PLC	3,209	8
NatWest Group	9,259	49
Phoenix Group Holdings PLC	921	6
Schroders	1,088	5
Standard Chartered PLC	3,021	41
Wise, Cl A *	850	12

		736

Health Care — 0.1%
AstraZeneca PLC	2,066	291
Smith & Nephew PLC	1,157	15

		306

Industrials — 0.1%
Ashtead Group PLC	585	38
BAE Systems PLC	3,999	60
Bunzl PLC	460	20
CK Hutchison Holdings Ltd	3,500	18
DCC PLC	139	10
Intertek Group PLC	216	14
Melrose Industries	1,835	14
RELX PLC	2,481	123

22	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Rentokil Initial PLC	3,306	$16
Rolls-Royce Holdings PLC *	11,324	85
Smiths Group PLC	435	11
Spirax Group	100	10

		419

Information Technology — 0.0%
Halma PLC	504	19
Sage Group PLC/The	1,368	23

		42

Materials — 0.0%
Croda International PLC	171	7

Real Estate — 0.0%
Land Securities Group PLC ‡	1,008	7
Segro PLC ‡	1,696	15

		22

Utilities — 0.0%
Centrica PLC	6,674	12
National Grid PLC	6,500	79
Severn Trent PLC	377	12
SSE PLC	1,459	29
United Utilities Group PLC	943	12

		144

Total Foreign Common Stock
(Cost $18,335) ($ Thousands)		20,989

EXCHANGE TRADED FUND — 0.0%

SPDR S&P 500 ETF Trust	359	216

Total Exchange Traded Fund
(Cost $150) ($ Thousands)		216

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Bayerische Motoren Werke AG (A)	73	6
Dr Ing hc F Porsche (A)	153	10
Porsche Automobil Holding SE (A)	188	7
Volkswagen AG (A)	275	28

		51
Consumer Staples — 0.0%
Henkel AG & Co KGaA (A)	234	20

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Health Care — 0.0%
Sartorius AG (A)	34	$10

Total Preferred Stock
(Cost $106) ($ Thousands)		81
	Number of Rights
RIGHTS — 0.0%
ACS Actividades de Construccion y Servicios *^	293	–
Iberdrola *^	8,102	2
Total Rights
(Cost $—) ($ Thousands)		2

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.300%**†	2,899,906	2,900
Total Cash Equivalent
(Cost $2,900) ($ Thousands)		2,900
Total Investments in Securities — 87.3%
(Cost $231,841) ($ Thousands)		$327,906

Adviser Managed Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Diversified Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
MSCI EAFE Index	188	Mar-2025	$22,036	$22,283	$247
MSCI Emerging Markets	215	Mar-2025	11,967	11,721	(246)
Russell 2000 Index E-MINI	2	Mar-2025	227	230	3
Russell 2000 Index E-MINI	106	Mar-2025	12,767	12,166	(601)
S&P 500 Index E-MINI	7	Mar-2025	2,096	2,123	27
S&P 500 Index E-MINI	6	Mar-2025	1,845	1,820	(25)
			$50,938	$50,343	$(595)

For the six months ended January 31, 2025, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $375,562 ($ Thousands).
^	Expiration date unavailable.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Ltd. — Limited
MSCI — Morgan Stanley Capital International

PLC — Public Limited Company
S&P— Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

As of January 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025 ($ Thousands):

Security Description	Value 7/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,692	$12,141	$(12,933)	$—	$—	$2,900	$104	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 98.3%
United States — 98.3%
SPDR Bloomberg Emerging Markets USD Bond ETF	931,256	$22,434
SPDR Portfolio High Yield Bond ETF	961,561	22,866

Total Exchange Traded Funds
(Cost $44,565) ($ Thousands)		45,300

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.300% **†	318,636	319
Total Cash Equivalent

(Cost $319) ($ Thousands)		319

Total Investments — 99.0%
(Cost $44,884) ($ Thousands)		$45,619

Percentages are based on a Net Assets of $46,103 ($ Thousands).
**	Rate shown is the 7-day effective yield as of January 31, 2025.
†	Investment in Affiliated Security.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

As of January 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025 ($ Thousands):

Security Description	Value 7/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$297	$1,642	$(1,620)	$—	$—	$319	$10	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 42.6%
U.S. Treasury Bonds
4.750%, 11/15/2043	$4,500	$4,456
4.750%, 11/15/2053	3,450	3,410
4.500%, 11/15/2054	600	572
4.375%, 05/15/2041	300	287
4.375%, 08/15/2043	3,600	3,398
4.250%, 02/15/2054	500	455
4.250%, 08/15/2054	400	365
3.875%, 08/15/2040	1,800	1,627
3.625%, 05/15/2053	100	81
3.000%, 08/15/2052	500	359
2.875%, 05/15/2049	200	142
2.875%, 05/15/2052	200	140
2.375%, 05/15/2051	200	126
2.250%, 05/15/2041	500	356
2.250%, 02/15/2052	500	303
1.875%, 02/15/2051	300	167
1.875%, 11/15/2051	200	110
1.625%, 11/15/2050	500	261
1.375%, 11/15/2040	200	124
1.375%, 08/15/2050	300	146
1.250%, 05/15/2050	300	142
U.S. Treasury Notes
4.875%, 04/30/2026	500	504
4.625%, 06/30/2026	2,000	2,011
4.625%, 06/15/2027	500	505
4.625%, 04/30/2029	400	405
4.625%, 04/30/2031	500	505
4.625%, 05/31/2031	500	505
4.500%, 05/15/2027	300	302
4.500%, 05/31/2029	800	806
4.500%, 11/15/2033	1,800	1,798
4.375%, 07/31/2026	1,000	1,002
4.375%, 12/15/2026	5,000	5,014
4.375%, 07/15/2027	500	502
4.375%, 11/30/2028	500	501
4.375%, 12/31/2029	500	501
4.375%, 01/31/2032	1,000	996
4.375%, 05/15/2034	800	790
4.250%, 02/28/2029	650	648
4.250%, 01/31/2030	500	498
4.250%, 02/28/2031	300	297
4.250%, 06/30/2031	1,000	990
4.250%, 11/15/2034	300	293
4.125%, 10/31/2026	500	499
4.125%, 01/31/2027	1,500	1,498
4.125%, 07/31/2028	500	498
4.125%, 03/31/2029	400	397
4.125%, 11/30/2029	500	496
4.125%, 07/31/2031	1,700	1,671
4.000%, 01/15/2027	6,000	5,976
4.000%, 12/15/2027	500	497
4.000%, 01/31/2029	5,500	5,438

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 07/31/2029	$500	$493
4.000%, 02/28/2030	1,000	984
4.000%, 01/31/2031	4,950	4,844
3.875%, 10/15/2027	500	496
3.875%, 12/31/2029	500	490
3.875%, 08/15/2033	200	191
3.875%, 08/15/2034	600	569
3.750%, 08/31/2026	500	497
3.750%, 08/15/2027	500	494
3.750%, 12/31/2028	5,500	5,390
3.750%, 12/31/2030	3,250	3,140
3.750%, 08/31/2031	400	384
3.625%, 08/31/2029	500	486
3.625%, 03/31/2030	200	193
3.625%, 09/30/2031	500	477
3.500%, 09/30/2026	500	494
3.500%, 09/30/2029	500	483
3.500%, 02/15/2033	300	280
3.375%, 09/15/2027	500	490
2.875%, 05/15/2028	250	239

Total U.S. Treasury Obligations
(Cost $75,986) ($ Thousands)		74,484

CORPORATE OBLIGATIONS — 26.8%
Communication Services — 1.9%
AT&T
5.400%, 02/15/2034	250	251
3.650%, 06/01/2051	375	265
Charter Communications Operating
6.150%, 11/10/2026	250	255
5.250%, 04/01/2053	200	161
Comcast
5.350%, 05/15/2053	250	230
4.800%, 05/15/2033	250	242
4.550%, 01/15/2029	250	248
Meta Platforms
5.400%, 08/15/2054	20	19
4.750%, 08/15/2034	25	24
4.300%, 08/15/2029	30	30
T-Mobile USA
5.500%, 01/15/2055	250	237
4.850%, 01/15/2029	250	249
Verizon Communications
3.400%, 03/22/2041	350	266
2.100%, 03/22/2028	250	231
Walt Disney
7.750%, 12/01/2045	200	254
Warnermedia Holdings
5.050%, 03/15/2042	250	201

26	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.755%, 03/15/2027	$250	$242

		3,405

Consumer Discretionary — 2.0%
Amazon.com
4.650%, 12/01/2029	250	252
3.300%, 04/13/2027	250	245
2.875%, 05/12/2041	150	110
American Honda Finance
4.450%, 10/22/2027	100	99
American Honda Finance MTN
5.050%, 07/10/2031	100	100
4.900%, 07/09/2027	30	30
Council of Europe Development Bank
4.500%, 01/15/2030	80	80
Ford Motor Credit
6.050%, 03/05/2031	250	251
5.800%, 03/05/2027	250	252
General Motors Financial
5.400%, 04/06/2026	250	252
5.400%, 05/08/2027	100	101
Home Depot
4.950%, 09/30/2026	250	252
4.900%, 04/15/2029	250	252
3.300%, 04/15/2040	150	117
Las Vegas Sands
3.500%, 08/18/2026	200	195
Lowe's
2.800%, 09/15/2041	150	104
McDonald's
5.450%, 08/14/2053	150	144
Starbucks
5.000%, 02/15/2034	100	98
4.850%, 02/08/2027	100	101
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	195
4.650%, 01/05/2029	250	249

		3,479

Consumer Staples — 1.3%
Anheuser-Busch InBev Worldwide
3.500%, 06/01/2030	250	235
BAT Capital
7.079%, 08/02/2043	300	326
Campbell Soup
4.750%, 03/23/2035	40	38
Coca-Cola
2.875%, 05/05/2041	100	73
Constellation Brands
4.800%, 01/15/2029	250	249
General Mills
4.700%, 01/30/2027	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JBS USA Holding Lux Sarl
6.500%, 12/01/2052	$250	$255
PepsiCo
5.250%, 07/17/2054	100	96
4.500%, 07/17/2029	100	100
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	149
Philip Morris International
5.125%, 02/15/2030	250	252
Walmart
4.500%, 04/15/2053	200	174

		2,197

Energy — 1.9%
BP Capital Markets America
4.989%, 04/10/2034	250	244
4.699%, 04/10/2029	250	249
ConocoPhillips
5.000%, 01/15/2035	100	97
Enbridge
6.700%, 11/15/2053	250	270
Energy Transfer
5.950%, 05/15/2054	250	240
Enterprise Products Operating
4.950%, 02/15/2035	100	97
4.850%, 01/31/2034	200	194
4.600%, 01/11/2027	250	250
Exxon Mobil
4.227%, 03/19/2040	200	175
Kinder Morgan
5.000%, 02/01/2029	200	199
MPLX
5.500%, 06/01/2034	85	84
ONEOK
6.625%, 09/01/2053	250	261
Pioneer Natural Resources
5.100%, 03/29/2026	250	252
Shell Finance US
4.125%, 05/11/2035	300	275
3.250%, 04/06/2050	250	168
Williams
4.900%, 03/15/2029	250	249

		3,304

Financials — 9.6%
African Development Bank
4.125%, 02/25/2027	200	199
Ally Financial
5.543%, SOFRINDX + 1.730%, 01/17/2031 (A)	55	55
American Express
4.900%, 02/13/2026	250	251

Adviser Managed Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aon North America
5.150%, 03/01/2029	$100	$101
Ares Capital
5.875%, 03/01/2029	200	202
Asian Development Bank MTN
4.500%, 08/25/2028	200	201
4.125%, 01/12/2027	250	249
Asian Infrastructure Investment Bank
4.875%, 09/14/2026	250	252
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	200	205
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	200	199
5.202%, SOFRRATE + 1.630%, 04/25/2029 (A)	250	252
2.972%, SOFRRATE + 1.560%, 07/21/2052 (A)	100	64
Bank of America MTN
2.676%, SOFRRATE + 1.930%, 06/19/2041 (A)	150	105
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/2027 (A)	250	251
Bank of New York Mellon MTN
4.890%, SOFRRATE + 0.840%, 07/21/2028 (A)	100	101
Bank of Nova Scotia
4.932%, SOFRRATE + 0.890%, 02/14/2029 (A)	200	200
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/2027 (A)	250	256
6.224%, SOFRRATE + 2.980%, 05/09/2034 (A)	250	258
Berkshire Hathaway Finance
2.875%, 03/15/2032	100	88
Blackstone Private Credit Fund
6.000%, 11/22/2034 (B)	50	49
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	66
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	250	277
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (A)	200	206
Chubb INA Holdings MTN
5.000%, 03/15/2034	65	64
Citibank
5.803%, 09/29/2028	250	258
5.488%, 12/04/2026	250	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	$100	$102
5.592%, H15T5Y + 1.280%, 11/19/2034 (A)	200	199
2.904%, SOFRRATE + 1.379%, 11/03/2042 (A)	100	70
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	200	210
5.706%, SOFRRATE + 1.594%, 02/08/2028 (A)	150	152
European Investment Bank
4.000%, 02/15/2029	250	247
3.750%, 02/14/2033	200	189
Fiserv
5.150%, 08/12/2034	100	98
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	65	66
Goldman Sachs Group
6.561%, SOFRRATE + 1.950%, 10/24/2034 (A)	100	108
6.484%, SOFRRATE + 1.770%, 10/24/2029 (A)	250	262
5.561%, SOFRRATE + 1.580%, 11/19/2045 (A)	50	48
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	25	25
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	80	77
3.436%, SOFRRATE + 1.632%, 02/24/2043 (A)	150	113
HSBC Holdings
6.547%, SOFRRATE + 2.980%, 06/20/2034 (A)	200	208
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	250	254
5.546%, SOFRRATE + 1.460%, 03/04/2030 (A)	50	50
5.130%, SOFRRATE + 1.040%, 11/19/2028 (A)	300	301
Inter-American Development Bank
4.375%, 07/17/2034	100	98
Inter-American Development Bank MTN
4.500%, 05/15/2026	250	251
Intercontinental Exchange
5.250%, 06/15/2031	30	30
International Bank for Reconstruction & Development
4.750%, 11/14/2033	100	101
4.625%, 01/15/2032	80	80
4.000%, 01/10/2031	200	195
3.500%, 07/12/2028	250	243

28	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Finance MTN
4.250%, 07/02/2029	$160	$159
JPMorgan Chase
5.534%, SOFRRATE + 1.550%, 11/29/2045 (A)	35	34
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	35	35
5.336%, SOFRRATE + 1.620%, 01/23/2035 (A)	100	100
5.040%, SOFRRATE + 1.190%, 01/23/2028 (A)	250	251
5.012%, SOFRRATE + 1.310%, 01/23/2030 (A)	250	251
4.979%, SOFRRATE + 0.930%, 07/22/2028 (A)	100	100
4.603%, SOFRRATE + 1.040%, 10/22/2030 (A)	75	74
3.328%, SOFRRATE + 1.580%, 04/22/2052 (A)	150	104
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	150	112
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (A)	100	105
Korea Development Bank
4.500%, 02/15/2029	200	198
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	150	145
4.000%, 03/15/2029	250	247
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	200	202
5.087%, H15T1Y + 0.850%, 11/26/2028 (A)	300	301
Marsh & McLennan
5.700%, 09/15/2053	250	250
MetLife
5.375%, 07/15/2033	250	253
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	200	202
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	203
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (A)	200	205
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	100	100
5.173%, SOFRRATE + 1.450%, 01/16/2030 (A)	250	251
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.654%, SOFRRATE + 1.100%, 10/18/2030 (A)	$200	$196
3.217%, SOFRRATE + 1.485%, 04/22/2042 (A)	150	112
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/2028 (A)	250	251
Morgan Stanley MTN MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (A)	100	101
Nasdaq
5.950%, 08/15/2053	100	101
NatWest Group
4.964%, H15T1Y + 1.220%, 08/15/2030 (A)	200	198
Nomura Holdings
6.070%, 07/12/2028	200	206
Oesterreichische Kontrollbank
5.000%, 10/23/2026	200	202
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (A)	250	258
Royal Bank of Canada
4.650%, SOFRINDX + 1.080%, 10/18/2030 (A)	200	197
Royal Bank of Canada MTN
4.875%, 01/19/2027	200	201
S&P Global
3.900%, 03/01/2062	150	111
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (A)	100	101
Sumitomo Mitsui Financial Group
5.836%, 07/09/2044	200	201
5.766%, 01/13/2033	200	206
3.050%, 01/14/2042	200	146
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	200	204
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	200	203
5.153%, SOFRRATE + 1.571%, 08/05/2032 (A)	100	99
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	250	256
Wells Fargo
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	85	86
3.068%, SOFRRATE + 2.530%, 04/30/2041 (A)	150	110
Wells Fargo MTN
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	250	252

Adviser Managed Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.611%, SOFRRATE + 2.130%, 04/25/2053 (A)	$100	$84
Westpac Banking
5.535%, 11/17/2028	250	258

		16,762

Health Care — 2.8%
AbbVie
5.050%, 03/15/2034	50	50
4.050%, 11/21/2039	250	215
2.950%, 11/21/2026	250	243
Amgen
5.600%, 03/02/2043	100	98
5.250%, 03/02/2030	250	253
5.150%, 03/02/2028	250	253
Astrazeneca Finance
5.000%, 02/26/2034	35	35
4.850%, 02/26/2029	65	65
Becton Dickinson
5.110%, 02/08/2034	100	99
Bristol-Myers Squibb
6.400%, 11/15/2063	125	134
5.200%, 02/22/2034	20	20
3.550%, 03/15/2042	250	195
Cardinal Health
5.350%, 11/15/2034	50	49
Cigna Group
5.600%, 02/15/2054	20	19
5.250%, 02/15/2034	50	49
5.000%, 05/15/2029	150	150
CVS Health
5.625%, 02/21/2053	100	90
5.300%, 06/01/2033	250	243
5.000%, 02/20/2026	250	250
Elevance Health
5.125%, 02/15/2053	200	177
Eli Lilly
4.950%, 02/27/2063	100	89
Gilead Sciences
5.100%, 06/15/2035	35	34
2.600%, 10/01/2040	100	70
HCA
4.375%, 03/15/2042	250	205
3.625%, 03/15/2032	250	223
Johnson & Johnson
4.900%, 06/01/2031	65	66
2.100%, 09/01/2040	100	67
Merck
5.150%, 05/17/2063	125	114
2.350%, 06/24/2040	250	171
Novartis Capital
3.800%, 09/18/2029	45	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	$150	$140
4.450%, 05/19/2026	250	250
Stryker
4.700%, 02/10/2028	30	30
Takeda Pharmaceutical
5.300%, 07/05/2034	100	100
UnitedHealth Group
5.050%, 04/15/2053	200	179
4.500%, 04/15/2033	200	190
4.250%, 01/15/2029	200	197

		4,856

Industrials — 2.0%
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	148
Boeing
5.705%, 05/01/2040	300	288
2.196%, 02/04/2026	250	243
Burlington Northern Santa Fe
5.500%, 03/15/2055	105	103
Canadian National Railway
4.375%, 09/18/2034	20	19
Carrier Global
3.377%, 04/05/2040	300	233
Caterpillar Financial Services
4.500%, 01/08/2027	250	250
CSX
4.900%, 03/15/2055	65	58
Delta Air Lines
3.750%, 10/28/2029	100	94
John Deere Capital
4.500%, 01/08/2027	250	251
4.500%, 01/16/2029	250	248
PACCAR Financial
4.450%, 08/06/2027	100	100
Regal Rexnord
6.050%, 04/15/2028	250	255
RTX
6.400%, 03/15/2054	250	271
Union Pacific
4.950%, 05/15/2053	200	182
4.750%, 02/21/2026	250	251
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	191	194
United Parcel Service
5.050%, 03/03/2053	200	183
Waste Management
4.650%, 03/15/2030	100	99

		3,470

30	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 1.8%
Apple
4.300%, 05/10/2033	$200	$196
4.000%, 05/10/2028	250	247
2.375%, 02/08/2041	150	104
Broadcom
5.050%, 07/12/2029	100	101
4.150%, 04/15/2032 (B)	200	187
3.500%, 02/15/2041 (B)	250	193
Cisco Systems
5.300%, 02/26/2054	100	97
Intel
5.625%, 02/10/2043	100	92
5.125%, 02/10/2030	250	250
4.875%, 02/10/2026	250	250
International Business Machines
5.100%, 02/06/2053	200	183
4.500%, 02/06/2028	250	249
Micron Technology
5.300%, 01/15/2031	250	250
Microsoft
2.921%, 03/17/2052	200	132
Oracle
4.700%, 09/27/2034	50	47
4.500%, 05/06/2028	250	248
3.600%, 04/01/2040	250	195
Texas Instruments
5.050%, 05/18/2063	150	134

		3,155

Materials — 0.6%
BHP Billiton Finance USA
5.250%, 09/08/2033	150	150
4.875%, 02/27/2026	250	251
Celanese US Holdings
6.800%, 11/15/2030	250	260
Newmont
5.750%, 11/15/2041	250	249
Rio Tinto Finance USA
5.125%, 03/09/2053	150	138

		1,048

Real Estate — 0.7%
Alexandria Real Estate Equities
5.625%, 05/15/2054	100	95
5.250%, 05/15/2036	45	44
American Tower
5.450%, 02/15/2034	100	100
5.200%, 02/15/2029	100	101
Crown Castle
4.900%, 09/01/2029	100	99
Equinix Europe 2 Financing
5.500%, 06/15/2034	55	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Host Hotels & Resorts
5.500%, 04/15/2035	$100	$97
Prologis
5.250%, 06/15/2053	100	94
Realty Income
4.750%, 02/15/2029	250	248
Simon Property Group
4.750%, 09/26/2034	40	38
Sun Communities Operating
5.500%, 01/15/2029	250	253

		1,224

Utilities — 2.2%
AEP Transmission
5.400%, 03/15/2053	150	143
CenterPoint Energy Resources
5.400%, 07/01/2034	50	50
Consumers Energy
4.700%, 01/15/2030	60	60
DTE Electric
4.850%, 12/01/2026	50	50
Duke Energy
4.850%, 01/05/2027	200	201
4.850%, 01/05/2029	200	199
Duke Energy Carolinas
5.400%, 01/15/2054	150	143
4.850%, 01/15/2034	200	194
Entergy Louisiana
5.150%, 09/15/2034	125	123
Eversource Energy
5.450%, 03/01/2028	250	254
Exelon
5.150%, 03/15/2028	250	252
Georgia Power
4.950%, 05/17/2033	250	244
National Rural Utilities Cooperative Finance
4.120%, 09/16/2027	60	59
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	137
4.900%, 02/28/2028	250	250
Pacific Gas and Electric
6.750%, 01/15/2053	250	259
6.400%, 06/15/2033	250	257
PacifiCorp
5.800%, 01/15/2055	225	215
Public Service Electric and Gas
5.300%, 08/01/2054	100	94
Public Service of Colorado
5.350%, 05/15/2034	100	100
San Diego Gas & Electric
5.350%, 04/01/2053	100	93
Southern California Edison
5.875%, 12/01/2053	150	141

Adviser Managed Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spire
5.300%, 03/01/2026	$100	$101
Union Electric
5.250%, 01/15/2054	150	139
Virginia Electric and Power
5.350%, 01/15/2054	150	140

		3,898

Total Corporate Obligations
(Cost $47,549) ($ Thousands)		46,798

MORTGAGE-BACKED SECURITIES — 25.6%
Agency Mortgage-Backed Obligations — 24.9%
FHLMC
6.500%, 02/01/2054	330	340
6.000%, 11/01/2053 to 08/01/2054	1,495	1,507
5.500%, 03/01/2054	705	697
5.000%, 12/01/2053	544	526
4.500%, 10/01/2052 to 11/01/2052	2,141	2,018
4.000%, 11/01/2052	715	655
3.500%, 07/01/2038 to 09/01/2052	2,291	2,076
3.000%, 04/01/2052	2,407	2,049
2.500%, 12/01/2050 to 04/01/2052	1,884	1,553
2.000%, 09/01/2050 to 09/01/2051	3,832	3,009
FHLMC Multifamily Structured Pass Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	51	51
FHLMC Multifamily Structured Pass-Through Certificates, Ser 158, Cl A2
4.050%, 07/25/2033	350	331
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	500	501
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	400	403
FNMA
6.500%, 11/01/2053	677	695
6.000%, 09/01/2054	325	327
5.500%, 07/01/2053 to 09/01/2053	1,074	1,063
5.000%, 10/01/2053	1,122	1,085
4.000%, 08/01/2052	666	611
3.500%, 01/01/2048 to 09/01/2051	1,150	1,030
3.000%, 04/01/2051 to 06/01/2052	1,358	1,166
2.500%, 03/01/2037 to 06/01/2052	5,468	4,554
2.000%, 06/01/2036 to 03/01/2052	7,248	5,787
1.500%, 05/01/2037	959	829
GNMA
6.500%, 01/20/2054 to 08/20/2054	297	303
6.000%, 05/20/2053	615	624
5.500%, 05/20/2054	736	731

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.000%, 01/20/2053 to 01/20/2055	$874	$850
4.500%, 10/20/2052	916	868
4.000%, 10/20/2052	950	875
3.500%, 06/20/2052	1,147	1,027
3.000%, 09/20/2051	1,453	1,265
2.500%, 08/20/2051 to 04/20/2052	2,043	1,709
2.000%, 12/20/2050 to 03/20/2052	1,926	1,545
GNMA TBA
5.500%, 02/15/2053	150	149
UMBS TBA
7.000%, 02/15/2055	250	261
6.000%, 02/01/2036	75	76
5.500%, 02/15/2054	350	346

		43,492
Non-Agency Mortgage-Backed Obligations — 0.7%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	247
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	153
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	294
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(A)	135	139
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	350	323

		1,156
Total Mortgage-Backed Securities
(Cost $45,278) ($ Thousands)		44,648

SOVEREIGN DEBT — 1.8%

Canada Government International Bond
3.750%, 04/26/2028	250	246
Chile Government International Bond
4.850%, 01/22/2029	200	198
Export Development Canada
4.125%, 02/13/2029	90	89
Indonesia Government International Bond
5.100%, 02/10/2054	200	184
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	197
Japan International Cooperation Agency
4.750%, 05/21/2029	200	201
Mexico Government International Bond
6.400%, 05/07/2054	200	180
6.000%, 05/07/2036	200	189

32	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Panama Government International Bond
6.853%, 03/28/2054	$200	$173
Peruvian Government International Bond
5.875%, 08/08/2054	100	95
3.300%, 03/11/2041	200	145
Philippine Government International Bond
5.000%, 07/17/2033	200	195
Province of Alberta Canada
4.500%, 01/24/2034	250	242
Province of Ontario Canada
4.200%, 01/18/2029	250	247
Province of Quebec Canada
4.500%, 09/08/2033	250	244
3.625%, 04/13/2028	200	195
Republic of Poland Government International Bond
5.125%, 09/18/2034	100	97

Total Sovereign Debt
(Cost $3,206) ($ Thousands)		3,117

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLB
4.625%, 11/17/2026	250	252
4.125%, 01/15/2027	500	501
4.000%, 06/30/2028	250	248
FNMA
0.875%, 08/05/2030	550	457

Total U.S. Government Agency Obligations
(Cost $1,461) ($ Thousands)		1,458

ASSET-BACKED SECURITIES — 0.3%
Automotive — 0.2%

Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	152	152
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	150	152
		304

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.1%

Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/2028	$150	$150

Total Asset-Backed Securities
(Cost $453) ($ Thousands)		454

Total Investments in Securities — 97.9%
(Cost $173,933) ($ Thousands)		$170,959

Percentages are based on Net Assets of $174,660 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2025, the value of these securities amounted to $429 ($ Thousands), representing 0.2% of the Net Assets of the Fund.

Cl — Class
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year
MTN — Medium Term Note
Ser — Series
SOFRINDX — Custom Secured Overnight Financing Rate Index
SOFRRATE — U.S. Secured Overnight Financing Rate
TBA — To Be Announced
TSFR3M — Term Secured Overnight Financing Rate3 Months
UMBS — Uniform Mortgage Backed Securities

As of January 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	33

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

January 31, 2025

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
Assets:
Investments, at value†	$325,006		$45,300		$170,959
Affiliated investments, at value††	2,900		319		—
Cash	45,860		504		3,932
Foreign currency, at value †††	197		—		—
Cash pledged as collateral for futures contracts	2,293		—		—
Receivable for fund shares sold	102		14		54
Foreign tax reclaim receivable	94		—		—
Dividends and interest receivable	34		—		1,324
Cash held at broker	10		—		—
Prepaid expenses	58		4		22
Total Assets	376,554		46,141		176,291
Liabilities:
Payable for variation margin	483		—		—
Payable for fund shares redeemed	328		13		29
Shareholder servicing fees payable	79		10		22
Administration fees payable	41		—		4
Audit fees payable	28		3		—
Investment advisory fees payable	13		3		9
Printing fees payable	6		1		2
Pricing fees payable	5		—		4
Chief Compliance Officer fees payable	1		—		1
Payable for investment securities purchased	—		—		1,553
Interest Payable	—		1		—
Custody fees payable	—		5		2
Accrued expense payable	8		2		5
Total Liabilities	992		38		1,631
Net Assets	$375,562		$46,103		$174,660
† Cost of investments	$228,941		$44,565		$173,933
†† Cost of affiliated investments	2,900		319		—
††† Cost of foreign currency	200		—		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$286,238		$45,923		$176,964
Total distributable earnings (accumulated losses)	89,324		180		(2,304)
Net Assets	$375,562		$46,103		$174,660
Net Asset Value, Offering and Redemption Price Per Share	$11.84		$10.06		$9.87
	($375,561,725 ÷ 31,707,697 shares	)	($46,102,556 ÷ 4,584,964 shares	)	($174,660,212 ÷ 17,698,253 shares	)
The accompanying notes are an integral part of the financial statements.

34	Adviser Managed Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended January 31, 2025

	Diversified Equity Fund	Enhanced Fixed Income Fund	Core Fixed Income Fund
Investment income:
Dividends	$2,068	$1,524	$—
Dividends from affiliated investments(1)	104	10	—
Interest income	1,088	9	4,052
Less: foreign taxes withheld	(19)	—	—
Total investment income	3,241	1,543	4,052
Expenses:
Shareholder servicing fees	456	57	220
Administration fees	365	46	176
Investment advisory fees	365	68	132
Trustee fees (Form N-CSRS Item 10)	3	—	1
Chief Compliance Officer fees	1	—	1
Registration fees	31	4	11
Professional fees	25	3	21
Printing fees	21	3	10
Custodian/wire agent fees	16	4	3
Proxy fees	13	4	8
Other expenses	20	2	20
Total expenses	1,316	191	603
Less:
Waiver of investment advisory fees	(292)	(48)	(79)
Waiver of shareholder servicing fees	—	—	(88)
Waiver of administration fees	(96)	(46)	(137)
Net expenses	928	97	299
Net investment income	2,313	1,446	3,753
Net realized gain (loss) on:
Investments	352	—	56
Futures contracts	1,663	—	—
Foreign currency transactions	3	—	—
Net realized gain	2,018	—	56
Net change in unrealized appreciation (depreciation) on:
Investments	27,297	(51)	(3,827)
Futures contracts	(2,302)	—	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	(10)	—	—
Net change in unrealized appreciation (depreciation)	24,985	(51)	(3,827)
Net realized and unrealized gain (loss)	27,003	(51)	(3,771)
Net increase (decrease) in net assets resulting from operations	$29,316	$1,395	$(18)

(1)	See Note 4 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	35

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended January 31, 2025 (Unaudited) and the year/period ended July 31,

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2025	2024	2025	2024	2025	2024 (1)
Operations:
Net investment income	$2,313	$5,096	$1,446	$2,514	$3,753	$3,549
Net realized gain (loss)	2,018	5,359	—	(49)	56	(342)
Net change in unrealized appreciation (depreciation)	24,985	45,658	(51)	817	(3,827)	853
Net increase (decrease) in net assets resulting from operations	29,316	56,113	1,395	3,282	(18)	4,060
Distributions	(9,082)	(8,349)	(1,192)	(2,514)	(3,353)	(2,993)
Return of Capital	—	—	—	(10)	—	—
Capital share transactions:(2)
Proceeds from shares issued	20,569	36,356	2,590	6,815	11,636	173,020
Reinvestment of dividends & distributions	9,060	8,328	1,189	2,517	3,344	2,984
Cost of shares redeemed	(21,312)	(68,588)	(1,628)	(5,653)	(7,538)	(6,482)
Net increase/(decrease) in net assets derived from capital share transactions	8,317	(23,904)	2,151	3,679	7,442	169,522
Net increase in net assets	28,551	23,860	2,354	4,437	4,071	170,589
Net assets:
Beginning of year or period	347,011	323,151	43,749	39,312	170,589	—
End of year or period	$375,562	$347,011	$46,103	$43,749	$174,660	$170,589

(1)	Commenced operations on January 22, 2024.
(2)	See Note 5 in the Notes to Financial Statements for additional information.

Amount designated as "—" is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	Adviser Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended January 31, 2025 (Unaudited) and the year/period ended July 31,

For a share outstanding throughout the years or periods

	Net asset value, beginning of year or period	Net investment income(1)	Net realized and unrealized gains (losses)(1)	Total from operations	Dividends from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of year or period	Total return†	Net assets, end of year or period ($ Thousands)	Ratio of net expenses to average net assets		Ratio of expenses to average net assets (excluding waivers and reimbursements)		Ratio of net investment income to average net assets		Portfolio turnover rate†
Diversified Equity Fund
2025@	$11.20	$0.07	$0.86	$0.93	$(0.14)	$(0.15)	$(0.29)	$11.84	8.39%	$375,562	0.51%		0.72%		1.26%		0%
2024	9.69	0.16	1.61	1.77	(0.16)	(0.10)	(0.26)	11.20	18.60	347,011	0.50		0.75		1.57		2
2023(2)	8.86	0.14	0.69	0.83	–	–	–	9.69	9.37	323,151	0.50		0.81		1.59		132
2022(3)(4)	10.00	0.01	(1.15)	(1.14)	– ^‡	–	– ^‡	8.86	(11.38)	145	0.50		1.04		0.19		6,822 (5)
Enhanced Fixed Income Fund
2025@	$10.01	$0.32	$–	$0.32	$(0.27)	$–	$(0.27)	$10.06	3.19%	$46,103	0.43	%(6)	0.84	%(6)	6.33	%(7)	0%
2024	9.83	0.62	0.18	0.80	(0.62)‡	–	(0.62)‡	10.01	8.48	43,749	0.42		0.88		6.29		3
2023(8)	10.00	0.22	(0.18)	0.04	(0.21)‡	–	(0.21)‡	9.83	0.42	39,312	0.41		0.86		4.59		56
Core Fixed Income Fund
2025@	$10.06	$0.22	$(0.22)	$–	$(0.19)	$–	$(0.19)	$9.87	0.02%	$174,660	0.34%		0.68%		4.26%		18%
2024(9)	10.00	0.23	0.02	0.25	(0.19)	–	(0.19)	10.06	2.53	170,589	0.33		0.69		4.39		84

@	For the period ended January 31, 2025. All ratios for the period have been annualized.
^	Amount is less than $0.005 per share.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Includes return of capital of less than $0.005 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(3)	For the period April 26, 2022 through July 31, 2022, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(4)	Commenced operations on March 30, 2022. All ratios for the period have been annualized.
(5)

Portfolio turnover rate reflects the Financial Advisor’s strategy to exercise its investment discretion which leads to the Fund buying and selling securities and other instruments frequently. Please see Note 1 for further details.

(6)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invest.
(8)	Commenced operations on February 1, 2023. All ratios for the period have been annualized.
(9)	Commenced operations on January 22, 2024. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	37

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2025

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with three registered funds: Diversified Equity Fund, the Enhanced Fixed Income Fund, and the Core Fixed Income Fund (each a “Fund”, collectively, “the Funds”), each of which is a diversified fund. The Diversified Equity Fund commenced operations on March 30, 2022. The Enhanced Fixed Income Fund commenced operations on February 1, 2023. The Core Fixed Income Fund commenced operations on January 22, 2024. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of the Funds’ investment objectives and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Funds, and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy” or “Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s notice of its intent to redeem or formal redemption request (collectively, “Redemption Request”) will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser’s Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Diversified Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations pending the Financial Adviser’s formal redemption request; and exchange-traded funds (ETFs) that are designed to track the performance of the broad U.S. equity market. When the Enhanced Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal and ETFs that are designed to track the performance of one or more broad fixed income markets. When the Core Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

A Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund following the Financial Adviser’s redemption of all of its clients’ shares from a Fund. Due to this strategy, a Fund may buy and sell securities and other instruments frequently.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board

38	Adviser Managed Trust

of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”). As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted

above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing

Adviser Managed Trust	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of the Funds’ net assets or involve a material departure in pricing methodology from that of the Funds’ existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that

40	Adviser Managed Trust

reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended January 31, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended January 31, 2025, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds also may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2025.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, the Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event

Adviser Managed Trust	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2025.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, the Funds may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open forward foreign currency contracts as of January 31, 2025, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open futures contracts as of January 31, 2025, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, the Funds may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Funds may also invest in financial option/swaption contracts to enhance its returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price

42	Adviser Managed Trust

of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. The Funds did not hold any option/swaption contracts as of January 31, 2025.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. In connection with swap agreements securities may be set aside as collateral by the Funds’ custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statements of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. The Funds did not hold any swap contracts as of January 31, 2025.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, the Funds may invest in U.S. dollar-denominated fixed

Adviser Managed Trust	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2025, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, the Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDOs or CLOs as of January 31, 2025.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually by the Diversified Equity Fund and quarterly by the Enhanced Fixed Income Fund and Core Fixed Income Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. DERIVATIVE TRANSACTIONS

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded

44	Adviser Managed Trust

out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to the Funds. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of the Funds.

SEI Investments Distribution Co. (the “Distributor”), serves as the Funds’ Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for the Funds until November 30, 2025, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the

Adviser Managed Trust	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

Funds' business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Funds’ total operating costs exceed the applicable thresholds and will not affect the Funds’ total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of the Funds’ actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for the Funds:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation		Voluntary Expense Limitation
Diversified Equity Fund	0.20%	0.25%	0.75	%*	0.50%
Enhanced Fixed Income Fund	0.30%**	0.25%	0.92	%*	0.41%
Core Fixed Income Fund	0.15%	0.25%	0.70	%*	0.33%

* Effective November 30, 2023, the Funds’ administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) from exceeding the amounts listed above. This fee waiver and reimbursement agreement shall remain in effect until November 30, 2025. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Funds.	** SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.10%. This fee waiver agreement shall remain in effect until November 30, 2025. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The following is a summary of annual fees payable to the Administrator:

	Contractual Fees
	First $2.5 Billion	Next $500 Million	Over $3 Billion
Diversified Equity Fund	0.2000%	0.1650%	0.1200%

			Contractual Fees
	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Enhanced Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Core Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%

46	Adviser Managed Trust

As of January 31, 2025, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds. When a Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to that Fund, and a sub-adviser will not be used.

Investment Sub-Adviser

Diversified Equity Fund

SSgA Funds Management, Inc.

Core Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six month period ended January 31, 2025.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on the Funds’ expense ratios, as a percentage of the Funds’ average daily net assets for the six month period ended January 31, 2025, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the Adviser or Sub-

Adviser is passively seeking to replicate in accordance with the Funds’ investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the six month period ended January 31, 2025, the Trust had not participated in the Program.

Adviser Managed Trust	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the six month period ended January 31, 2025 (Unaudited) and the year/period ended July 31, (Thousands):

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2025	2024	2025	2024	2025	2024	(1)
Shares Issued	1,758	3,623	256	693	1,153	17,315
Shares Issued in Lieu of Dividends and Distributions	784	846	118	259	336	302
Shares Redeemed	(1,813)	(6,844)	(161)	(581)	(752)	(656)
Increase/(Decrease) in capital share transactions	729	(2,375)	213	371	737	16,961

(1)	Commenced operations on January 22, 2024.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the period ended January 31, 2025, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
Purchases	$—	$3,387	$3,387
Sales	—	1,306	1,306
Enhanced Fixed Income Fund
Purchases	—	2,208	2,208
Sales	—	—	—
Core Fixed Income Fund
Purchases	31,133	4,993	36,126
Sales	28,689	1,968	30,657

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, partnership adjustments, and investments in PFICs.

The tax character of dividends and distributions paid during the fiscal year were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
2024	$8,054	$295	$—	$8,349
2023	—	—	—	—
Enhanced Fixed Income Fund
2024	2,514	—	10	2,524
2023	806	—	10	816
Core Fixed Income Fund
2024	2,993	—	—	2,993

48	Adviser Managed Trust

As of July 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Diversified Equity Fund	$4,576	$2,401	$—	$—	$62,113	$69,090
Enhanced Fixed Income Fund	—	—	(33)	(24)	34	(23)
Core Fixed Income Fund	$411	$—	$(196)	$—	$852	$1,067

Post-October losses represent losses realized on investment transactions from November 1, 2023 through July 31, 2024 that in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

During the year ended July 31, 2024, the Enhanced Fixed Income Fund and Core Fixed Income Fund had $33 ($ Thousands) and $196 ($ Thousands) respectively, of short-term capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at July 31, 2024, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, partnership basis adjustments, mark-to-market of futures contracts, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at January 31, 2025, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Diversified Equity Fund	$231,841	$105,776	$(9,711)	$96,065
Enhanced Fixed Income Fund	44,884	735	—	735
Core Fixed Income Fund	173,933	201	(3,175)	(2,974)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of January 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in the Funds. Please review the Funds’ prospectus for additional disclosures regarding the principal risks associated with investing in the Funds.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Funds through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of a Fund’s shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of a Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, a Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and a Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point a Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When a Fund

Adviser Managed Trust	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, a Fund may be forced to sell securities at below current market values or a Fund’s selling activity may drive down the market value of securities being sold. A Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, a Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When a Fund receives a large purchase order as a result of the Adviser Managed Strategy, a Fund may be required to rapidly purchase portfolio securities. This may cause a Fund to incur higher than normal transaction costs or may require a Fund to purchase portfolio securities at above current market values. Further, a Fund’s purchasing activity may drive up the market value of securities being purchased or a Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When a Fund is not an active component of the Adviser Managed Strategy, a Fund’s investments may not be consistent with a Fund’s investment goal, and a Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of a Fund’s assets among Indexes and for direct management will not anticipate market trends successfully.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Derivatives Risk — A Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund’s use of forward contracts and swap agreements is also subject to valuation risk and credit risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described below. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. A Fund’s use of derivatives may also increase

50	Adviser Managed Trust

the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. A Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that a Fund and its shareholders directly bear in connection with a Fund’s operations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

Investment Style Risk — The risk that a Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on a Fund’s share price and may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Portfolio Turnover Risk — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect a Fund’s performance.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Tracking Error Risk — The risk that a Fund’s performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses,

Adviser Managed Trust	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

January 31, 2025

imperfect correlation between a Fund’s investments and the Indexes’ components and other factors.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of January 31, 2025, SPTC held of record the following percentage of outstanding shares:

Diversified Equity Fund	99.95%
Enhanced Fixed Income Fund	100.00%
Core Fixed Income Fund	100.00%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

10. SEGMENT REPORTING

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

52	Adviser Managed Trust

OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on December 18, 2024, shareholders of the Adviser Managed Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continues to serve as a Trustee.

Proposal 1-To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	18,286,733	273,824	N/A	N/A
Nina Lesavoy	18,252,945	307,612	N/A	N/A
James M. Williams	18,252,945	307,612	N/A	N/A
James B. Taylor	18,286,733	273,824	N/A	N/A
Susan C. Cote	18,233,166	327,392	N/A	N/A
Christine Reynolds	18,252,945	307,612	N/A	N/A
Thomas Melendez	18,295,523	265,036	N/A	N/A
Dennis J. McGonigle	18,309,529	251,029	N/A	N/A
Eli Powell Niepoky	18,295,523	265,036	N/A	N/A
Kimberly Walker	18,266,953	293,604	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Adviser Managed Trust	53

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ADVISER MANAGED TRUST SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION JANUARY 31, 2025

Trustees

Robert A. Nesher, Chairman

William M. Doran

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

AMT (1/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)

Date: April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)

Date: April 4, 2025

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & Chief Financial Officer
(Principal Financial Officer)

Date: April 4, 2025